UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2010

Date of reporting period:	March 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (39.4%)
$20,000	Banc of America Securities (dated 03/31/10; proceeds $20,000,006; fully collateralized by Federal Home Loan Bank 5.00% due 12/09/16 and Federal National Mortgage Assoc. 0.00% due 08/02/10; valued at $20,404,468)	0.01%	04/01/10	$20,000,000
10,280	Barclays Capital LLC (dated 03/31/10; proceeds $10,280,003; fully collateralized by Government National Mortgage Assoc. 5.50% due 12/15/39, valued at $10,588,401)	0.01	04/01/10	10,280,000
20,000	BNP Paribas Securities (dated 03/31/10; proceeds $20,000,006; fully collateralized by Government National Mortgage Assoc. 2.75% - 5.50% due 12/20/33 - 01/20/39, Federal National Mortgage Assoc. 2.40% - 5.91% due 02/01/28 - 02/01/35 and Federal Home Loan Mortgage Corp. 3.87% - 5.67% due 06/01/33 - 06/01/37; valued at $20,600,000)	0.01	04/01/10	20,000,000
	Total Repurchase Agreements (Cost $50,280,000)			50,280,000

	Commercial Paper (31.7%)
	International Banks
6,000	Abbey National N.A. LLC	0.16	04/06/10	5,999,866
3,000	Atlantis One Funding (a)	0.20	04/01/10	3,000,000
4,000	Barclays Bank PLC - NY	0.15	04/01/10	4,000,000
5,000	BNP Paribas	0.22	04/23/10	4,999,328
3,500	BPCE SA (a)	0.52-0.59	09/13/10- 10/04/10	3,490,612
5,000	Credit Agricole CIB N.A.	0.17	04/01/10	5,000,000
6,000	Intesa Funding LLC	0.19-0.23	04/01/10- 04/23/10	5,999,719
6,000	Lloyds TSB Bank PLC	0.55	04/15/10	5,998,716
2,000	Nordea Bank AB	0.19	04/28/10	1,999,715
	Total Commercial Paper (Cost $40,487,956)			40,487,956

	Certificates of Deposit (16.4%)
	International Banks
5,000	Credit Industriel et Commercial	0.32	07/01/10	5,000,000
6,000	Royal Bank of Scotland PLC	0.21	04/15/10	6,000,000
5,000	Skandinaviska Enskilda Banken AB	0.29	04/30/10	5,000,000
5,000	UniCredit SpA	0.24	04/22/10	5,000,000
	Total Certificates of Deposit (Cost $21,000,000)			21,000,000

	Floating Rate Notes (12.5%)
	International Banks (5.5%)
2,000	Barclays Bank PLC - NY	0.36(b)	04/15/10(c)	2,000,000
5,000	Societe Generale N.Y., Inc.	0.55(b)	05/05/10(c)	5,000,000
				7,000,000
	U.S. Government Agency (7.0%)
9,000	Federal Home Loan Bank	0.06(b)	05/08/10(c)	8,997,666

	Total Floating Rate Notes (Cost $15,997,666)			15,997,666

	Total Investments (Cost $127,765,622)(d)		100.0%	127,765,622
	Liabilities in Excess of Other Assets		0.0	(44,437)
	Net Assets		100.0%	$127,721,185

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate shown is the rate in effect at March 31, 2010.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Short-Term Investments
Repurchase Agreements	$50,280,000		$50,280,000
Commercial Paper	40,487,956	—	40,487,956	—
Certificates of Deposit	21,000,000	—	21,000,000	—
Floating Rate Notes – Corporate	7,000,000	—	7,000,000	—
Floating Rate Notes – U.S. Government Agency	8,997,666	—	8,997,666	—
Total	$127,765,622	—	$127,765,622	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

	PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
		Foreign Government & Corporate Bonds (19.8%)

		Argentina (0.3%)
		Foreign Government Obligations
	$202	Argentina Bonos	0.389%(a)	08/03/12	$68,327
	20	Argentina Government International Bond	8.28	12/31/33	15,328
		Total Argentina			83,655

		Australia (1.0%)
		Brewery (0.1%)
	35	FBG Finance Ltd. (144A) (b)	5.125	06/15/15	36,937

		Commercial Banks (0.7%)
	100	National Australia Bank Ltd. (144A) (b)	3.375	07/08/14	102,795
	100	National Australia Bank Ltd. (144A) (b)	3.75	03/02/15	100,510
					203,305
		Diversified Minerals (0.2%)
	50	Rio Tinto Finance USA Ltd.	9.00	05/01/19	64,277
		Total Australia			304,519

		Belgium (0.3%)
		Food - Retail
	70	Delhaize Group SA	5.875	02/01/14	76,607

		Bermuda (0.9%)
		Multi-line Insurance (0.5%)
	150	Catlin Insurance Co. Ltd. (144A) (b)	7.249(a)	12/31/49(c)	133,500
		Satellite Telecommunication (0.4%)
	21	Intelsat Bermuda Ltd. (Bermuda)	11.50(d)	02/04/17	21,887
	95	Intelsat Jackson Holdings Ltd.	9.50	06/15/16	101,650
					123,537
		Total Bermuda			257,037

		Brazil (1.9%)
		Foreign Government Obligations
	200	Banco Nacional de Desenvolvimento Economico e Social (144A) (b)	6.369	06/16/18	213,000
BRL	60	Brazil Notas do Tesouro Nacional Serie B	6.00	05/15/11	64,561
	126	Brazil Notas do Tesouro Nacional Serie F	10.00	01/01/21	60,601
	$150	Brazilian Government International Bond	5.875	01/15/19	162,000
	10	Brazilian Government International Bond	7.125	01/20/37	11,435
	30	Brazilian Government International Bond	11.00	08/17/40	40,305
		Total Brazil			551,902

		Canada (1.7%)
		Agricultural Chemicals (0.1%)
	40	Potash Corp. of Saskatchewan, Inc.	5.875	12/01/36	39,377

		Diversified Manufactured Operation (0.7%)
	200	Bombardier, Inc. (144A) (b)	6.30	05/01/14	208,500

		Diversified Minerals (0.4%)
	105	Teck Resources Ltd.	10.25	05/15/16	125,475

		Pipelines (0.4%)
	120	Kinder Morgan Finance Co. ULC	5.70	01/05/16	118,200

		Real Estate Operation/Development (0.1%)
	25	Brookfield Asset Management, Inc.	5.80	04/25/17	24,424
		Total Canada			515,976

		Cayman Islands (0.6%)
		Aerospace/Defense (0.2%)
	48	Systems 2001 Asset Trust (144A) (b)	6.664	09/15/13	50,917

		Diversified Minerals (0.2%)
	50	Vale Overseas Ltd.	5.625	09/15/19	51,882

	$10	Vale Overseas Ltd.	6.875%	11/10/39	$10,412
					62,294
		Oil Company - Integrated (0.2%)
	55	Petrobras International Finance Co.	5.75	01/20/20	56,622
		Total Cayman Islands			169,833

		Dominican Republic (0.0%)
		Foreign Government Obligation
	5	Dominican Republic International Bond	9.04	01/23/18	6,039

		France (0.3%)
		Multimedia (0.1%)
	40	Vivendi SA (144A) (b)	6.625	04/04/18	43,396

		Seismic Data Collection (0.1%)
	25	Cie Generale de Geophysique-Veritas	7.50	05/15/15	25,187

		Telephone - Integrated (0.1%)
	15	France Telecom SA	8.50	03/01/31	19,952
		Total France			88,535

		Ghana (0.4%)
		Foreign Government Obligation
	100	Republic of Ghana (144A) (b)	8.50	10/04/17	109,750

		Indonesia (1.0%)
		Foreign Government Obligations (0.9%)
	100	Indonesia Government International Bond	7.75	01/17/38	117,000
	100	Indonesia Government International Bond (144A) (b)	11.625	03/04/19	144,250
					261,250
		Paper & Related Products (0.1%)
	264	Tjiwi Kimia Finance BV	0.00	04/29/27	5,272
	107	Tjiwi Kimia Finance BV	2.253(a)	04/29/18	21,078
	19	Tjiwi Kimia Finance BV	2.254(a)	04/29/15	4,302
					30,652
		Total Indonesia			291,902

		Luxembourg (2.0%)
		Diversified Manufactured Operation (0.6%)
	155	Tyco Electronics Group SA	5.95	01/15/14	167,200

		Steel - Producers (0.4%)
	100	ArcelorMittal	9.85	06/01/19	127,304

		Telecommunication Services (0.6%)
	180	Wind Acquisition Finance SA (144A) (b)	12.00	12/01/15	195,300

		Telephone - Integrated (0.4%)
	80	Telecom Italia Capital SA	6.999	06/04/18	86,655
	30	Telecom Italia Capital SA	7.175	06/18/19	32,443
					119,098
		Total Luxembourg			608,902

		Mexico (1.1%)
		Foreign Government Obligations
MXN	380	Mexican Bonos (Series M 20)	8.50	05/31/29	31,784
	880	Mexican Bonos (Series M 30)	8.50	11/18/38	71,592
	362	Mexican Udibonos	4.00	06/13/19	30,632
	$100	Mexico Government International Bond (Series A)	6.75	09/27/34	110,500
	20	United Mexican States	6.05	01/11/40	20,050
	44	United Mexican States (Series E)	5.95	03/19/19	47,740
		Total Mexico			312,298

		Netherlands (1.9%)
		Electric - Generation (0.4%)
	$130	Intergen N.V. (144A) (b)	9.00%	06/30/17	$134,550

		Multi-line Insurance (0.3%)
	75	Aegon N.V.	4.625	12/01/15	75,757

		Oil Company - Exploration & Production (0.8%)
	200	KazMunaiGaz Finance Sub BV (144A) (b)	9.125	07/02/18	243,250

		Telephone - Integrated (0.4%)
	25	Deutsche Telekom International Finance BV	8.75	06/15/30	32,103
	70	Telefonica Europe BV	8.25	09/15/30	86,104
					118,207
		Total Netherlands			571,764

		Peru (0.6%)
		Foreign Government Obligations
	40	Peruvian Government International Bond	7.125	03/30/19	46,540
	10	Peruvian Government International Bond	7.35	07/21/25	11,650
	96	Peruvian Government International Bond	8.75	11/21/33	127,680
		Total Peru			185,870

		Philippines (0.4%)
		Foreign Government Obligation
	87	Philippine Government International Bond	8.875	03/17/15	107,662

		Russia (1.1%)
		Foreign Government Obligations
	154	Russian Foreign Bond - Eurobond	7.50	03/31/30	178,440
	90	Russian Foreign Bond - Eurobond	12.75	06/24/28	159,750
		Total Russia			338,190

		South Korea (0.1%)
		Foreign Government Obligation
	20	Republic of Korea	5.75	04/16/14	21,881

		Switzerland (0.5%)
		Commercial Banks (0.4%)
	110	Credit Suisse	5.30	08/13/19	113,007
	5	Credit Suisse	6.00	02/15/18	5,302
					118,309
		Oil - Field Services (0.1%)
	20	Weatherford International Ltd.	9.625	03/01/19	25,347
		Total Switzerland			143,656

		Turkey (0.9%)
		Foreign Government Obligations
TRY	87	Turkey Government Bond (Series CPI)	4.50	02/11/15	60,034
	$100	Turkey Government International Bond	6.75	04/03/18	109,620
	17	Turkey Government International Bond	6.875	03/17/36	17,255
	15	Turkey Government International Bond	8.00	02/14/34	17,306
	27	Turkey Government International Bond	11.00	01/14/13	32,603
	19	Turkey Government International Bond	11.875	01/15/30	30,377
		Total Turkey			267,195

		Ukraine (0.3%)
		Foreign Government Obligation
	100	Ukraine Government International Bond	6.75	11/14/17	96,380

		United Kingdom (1.5%)
		Advertising Services (0.4%)
	100	WPP Finance	8.00	09/15/14	115,008

	Commercial Banks (0.6%)
$65	Barclays Bank PLC	6.75%	05/22/19	$72,033
100	Royal Bank of Scotland PLC (The)	4.875	03/16/15	100,084
				172,117
	Telephone - Integrated (0.4%)
8	Virgin Media Finance PLC	8.75	04/15/14	8,230
100	Virgin Media Finance PLC	9.125	08/15/16	106,750
				114,980
	Tobacco (0.1%)
30	BAT International Finance PLC (144A) (b)	9.50	11/15/18	38,912
	Total United Kingdom			441,017

	Uruguay (0.0%)
	Foreign Government Obligation
10	Uruguay Government International Bond	8.00	11/18/22	11,950

	Venezuela (1.0%)
	Foreign Government Obligations
20	Venezuela Government International Bond	6.00	12/09/20	12,500
150	Venezuela Government International Bond	7.65	04/21/25	98,250
50	Venezuela Government International Bond	8.50	10/08/14	43,750
10	Venezuela Government International Bond	9.00	05/07/23	7,475
50	Venezuela Government International Bond	9.25	09/15/27	39,375
30	Venezuela Government International Bond	9.25	05/07/28	22,245
80	Venezuela Government International Bond	10.75	09/19/13	78,600
	Total Venezuela			302,195
	Total Foreign Government & Corporate Bonds (Cost $5,578,092)			5,864,715

	Domestic Corporate Bonds (45.1%)
	Advanced Materials/Products (0.1%)
40	Hexcel Corp.	6.75	02/01/15	39,800

	Agricultural Chemicals (0.2%)
60	Mosaic Co. (The) (144A) (b)	7.625	12/01/16	65,842

	Agricultural Operations (0.1%)
25	Bunge Ltd. Finance Corp.	8.50	06/15/19	29,111

	Auto - Cars/Light Trucks (0.1%)
30	Daimler Finance North America LLC	7.30	01/15/12	32,681

	Auto - Medium & Heavy Duty Trucks (0.2%)
70	Navistar International Corp.	8.25	11/01/21	71,750

	Beverages - Wine/Spirits (0.5%)
155	Constellation Brands, Inc.	7.25	05/15/17	159,650

	Brewery (0.2%)
45	Anheuser-Busch InBev Worldwide, Inc. (144A) (b)	5.375	11/15/14	48,790

	Building - Residential/Commercial (0.3%)
75	K Hovnanian Enterprises, Inc.	10.625	10/15/16	80,250

	Building Product - Cement/Aggregation (0.2%)
20	CRH America, Inc.	6.00	09/30/16	21,519
25	Holcim US Finance Sarl & Cie SCS (144A) (b)	6.00	12/30/19	26,010
				47,529
	Building Societies (0.4%)
120	Nationwide Building Society (144A) (b)	6.25	02/25/20	122,580

	Cable/Satellite TV (3.0%)
130	Charter Communications Operating LLC/Charter Communications Operating Capital (144A) (b)	10.875	09/15/14	146,088
65	Comcast Corp.	5.70	05/15/18	69,031
30	COX Communications, Inc. (144A) (b)	8.375	03/01/39	37,638
305	CSC Holdings LLC (144A) (b)	8.625	02/15/19	335,500
40	DIRECTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	44,855

$65	DISH DBS Corp.	6.625%	10/01/14	$65,650
90	DISH DBS Corp.	7.00	10/01/13	94,050
40	Time Warner Cable, Inc.	6.75	07/01/18	44,766
5	Time Warner Cable, Inc.	8.25	04/01/19	6,060
35	Time Warner Cable, Inc.	8.75	02/14/19	43,477
				887,115
	Casino Gaming (1.5%)
840	Aladdin Gaming Holdings LLC (Series B) (e)(f)(g)	13.50	03/01/10	0
90	Las Vegas Sands Corp.	6.375	02/15/15	85,725
225	MGM Mirage (144A) (b)	10.375	05/15/14	249,187
105	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	6.625	12/01/14	105,263
				440,175
	Casino Hotels (0.4%)
110	Harrah’s Operating Co., Inc.	11.25	06/01/17	119,075

	Cellular Telephone (0.2%)
50	Nextel Communications, Inc. (Series E)	6.875	10/31/13	49,000

	Chemicals - Diversified (1.1%)
240	Innophos, Inc.	8.875	08/15/14	248,400
80	Westlake Chemical Corp.	6.625	01/15/16	78,400
				326,800
	Chemicals - Plastics (0.4%)
110	Hexion Finance Escrow LLC / Hexion Escrow Corp. (144A) (b)	8.875	02/01/18	108,900

	Coal (0.4%)
35	Foundation PA Coal Co. LLC	7.25	08/01/14	35,788
90	Massey Energy Co.	6.875	12/15/13	91,687
				127,475
	Commercial Banks - Southern U.S. (0.2%)
45	BB&T Corp. (MTN)	6.85	04/30/19	51,249

	Commercial Services (0.3%)
80	Ticketmaster Entertainment, Inc.	10.75	08/01/16	89,600

	Computer Services (0.5%)
105	SunGard Data Systems, Inc.	9.125	08/15/13	108,150
30	SunGard Data Systems, Inc.	10.625	05/15/15	32,850
				141,000
	Containers - Paper/Plastic (1.3%)
110	Berry Plastics Corp.	8.25	11/15/15	111,238
150	Graphic Packaging International, Inc.	9.50	08/15/13	154,500
125	Solo Cup Co.	8.50	02/15/14	122,812
				388,550
	Data Processing Services (0.2%)
75	First Data Corp.	9.875	09/24/15	65,062

	Decision Support Software (0.3%)
100	Vangent, Inc.	9.625	02/15/15	93,500

	Direct Marketing (0.3%)
75	Affinion Group, Inc.	11.50	10/15/15	77,250

	Diversified Financial Services (2.3%)
25	Citigroup, Inc. (h)	8.125	07/15/39	28,948
160	Citigroup, Inc. (h)	8.50	05/22/19	187,056
40	General Electric Capital Corp.	5.50	01/08/20	40,887
20	General Electric Capital Corp.	5.625	05/01/18	20,934
175	General Electric Capital Corp. (Series G)	6.00	08/07/19	185,249
70	GMAC, Inc.	6.875	09/15/11	71,487
135	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	143,067
				677,628

	Diversified Manufactured Operation (0.2%)
$45	Cooper US, Inc.	5.25%	11/15/12	$48,839

	Diversified Operation/Commercial Service (0.5%)
145	ARAMARK Corp.	8.50	02/01/15	148,987

	E-Commerce/Services (0.5%)
140	Expedia, Inc.	8.50	07/01/16	156,100

	Electric - Generation (1.3%)
80	AES Corp. (The)	7.75	03/01/14	82,200
85	AES Corp. (The)	8.00	06/01/20	85,106
20	Edison Mission Energy	7.00	05/15/17	14,050
45	Edison Mission Energy	7.75	06/15/16	33,075
73	Homer City Funding LLC	8.137	10/01/19	71,905
95	Midwest Generation LLC (Series B)	8.56	01/02/16	97,466
				383,802
	Electric - Integrated (1.6%)
40	FirstEnergy Solutions Corp.	6.05	08/15/21	40,133
30	Ipalco Enterprises, Inc.	8.625	11/14/11	32,100
245	Mirant Americas Generation LLC	8.50	10/01/21	231,525
30	NiSource Finance Corp.	6.80	01/15/19	32,668
60	PPL Energy Supply LLC	6.50	05/01/18	64,034
45	Progress Energy, Inc.	7.05	03/15/19	50,863
15	Public Service Co. of Colorado	5.125	06/01/19	15,630
				466,953
	Electronic Equipment, Instruments & Components (0.1%)
25	Corning, Inc.	6.625	05/15/19	27,777

	Electronic Forms (0.1%)
45	Adobe Systems, Inc.	4.75	02/01/20	44,287

	Electronic Measuring Instrument (0.1%)
40	Agilent Technologies, Inc.	5.50	09/14/15	42,929

	Electronics - Military (0.1%)
25	L-3 Communications Corp.	5.875	01/15/15	25,563

	Enterprise Software/Service (0.0%)
10	CA, Inc.	5.375	12/01/19	10,127

	Finance - Auto Loans (0.6%)
135	Ford Motor Credit Co. LLC	7.25	10/25/11	139,626
25	Nissan Motor Acceptance Corp. (144A) (b)	4.50	01/30/15	25,090
				164,716
	Finance - Credit Card (0.5%)
130	American Express Co.	8.125	05/20/19	157,720

	Finance - Investment Banker/Broker (0.7%)
25	Bear Stearns Cos. LLC (The)	7.25	02/01/18	28,936
15	Credit Suisse USA, Inc.	5.125	08/15/15	16,083
100	Merrill Lynch & Co., Inc.	6.11	01/29/37	92,299
80	TD Ameritrade Holding Corp.	5.60	12/01/19	80,971
				218,289
	Finance - Other Services (0.2%)
60	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	59,780

	Food - Meat Products (0.6%)
75	JBS USA LLC/JBS USA Finance, Inc. (144A) (b)	11.625	05/01/14	85,875
85	Smithfield Foods, Inc.	7.00	08/01/11	87,231
				173,106
	Food - Miscellaneous/Diversified (0.2%)
25	ConAgra Foods, Inc.	7.00	10/01/28	27,342
20	ConAgra Foods, Inc.	8.25	09/15/30	24,593
				51,935

	Food - Retail (0.1%)
$24	Delhaize America, Inc.	9.00%	04/15/31	$30,612

	Food Products (0.2%)
50	Kraft Foods, Inc.	5.375	02/10/20	50,914

	Gold Mining (0.1%)
15	Newmont Mining Corp.	5.125	10/01/19	15,118

	Health Care Providers & Services (0.4%)
75	Healthsouth Corp.	10.75	06/15/16	81,469
50	UnitedHealth Group, Inc.	6.00	02/15/18	53,469
				134,938
	Independent Power Producer (0.6%)
115	NRG Energy, Inc.	8.50	06/15/19	117,013
75	Orion Power Holdings, Inc.	12.00	05/01/10	75,656
				192,669
	Industrial Gases (0.1%)
35	Airgas, Inc. (144A) (b)	7.125	10/01/18	38,588

	Investment Management/Advisor Services (0.1%)
25	Ameriprise Financial, Inc.	5.30	03/15/20	25,340

	Life/Health Insurance (0.2%)
30	Principal Financial Group, Inc.	8.875	05/15/19	36,084
35	Prudential Financial, Inc. (MTN)	6.625	12/01/37	36,833
				72,917
	Machinery - Farm (0.2%)
55	Case New Holland, Inc. (144A) (b)	7.75	09/01/13	57,337

	Media (0.5%)
65	News America, Inc.	7.85	03/01/39	77,385
30	Time Warner, Inc.	5.875	11/15/16	32,821
35	Viacom, Inc.	6.875	04/30/36	37,222
				147,428
	Medical - Biomedical/Genetics (0.1%)
40	Life Technologies Corp.	6.00	03/01/20	41,031

	Medical - Drugs (0.1%)
40	Axcan Intermediate Holdings, Inc.	12.75	03/01/16	44,200

	Medical - Hospitals (1.6%)
45	CHS/Community Health Systems, Inc.	8.875	07/15/15	46,688
95	HCA, Inc.	5.75	03/15/14	90,131
125	HCA, Inc.	6.25	02/15/13	124,687
125	HCA, Inc.	7.69	06/15/25	116,250
90	Tenet Healthcare Corp. (144A) (b)	10.00	05/01/18	101,250
				479,006
	Medical - Nursing Homes (0.5%)
135	Sun Healthcare Group, Inc.	9.125	04/15/15	139,387

	Medical - Outpatient/Home Medical (0.1%)
35	Select Medical Corp.	6.143(a)	09/15/15	31,500
15	Select Medical Corp.	7.625	02/01/15	14,362
				45,862
	Medical Instruments (0.3%)
90	Boston Scientific Corp.	6.00	01/15/20	85,176

	Medical Labs & Testing Services (0.1%)
40	Quest Diagnostics, Inc.	4.75	01/30/20	39,208

	Medical Products (0.8%)
100	Biomet, Inc.	10.00	10/15/17	110,750
91	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	95,322
40	Invacare Corp.	9.75	02/15/15	43,200
				249,272

	Metal - Copper (0.1%)
$20	Freeport-McMoRan Copper & Gold, Inc.	8.375%	04/01/17	$22,280

	Multi-line Insurance (0.4%)
40	Allstate Corp. (The)	7.45	05/16/19	47,019
65	MetLife, Inc.	7.717	02/15/19	76,023
				123,042
	Office Automation & Equipment (0.1%)
10	Xerox Corp.	5.625	12/15/19	10,298
20	Xerox Corp.	6.35	05/15/18	21,700
				31,998
	Oil - Field Services (0.1%)
35	Key Energy Services, Inc.	8.375	12/01/14	35,569

	Oil Companies - Exploration & Production (4.6%)
100	Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp.	10.75	02/01/18	110,500
320	Chesapeake Energy Corp.	7.50	09/15/13	325,600
155	Denbury Resources, Inc.	9.75	03/01/16	171,275
140	Forest Oil Corp.	7.25	06/15/19	141,400
95	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (b)	7.75	11/01/15	94,288
115	Newfield Exploration Co.	6.625	09/01/14	118,737
60	Pemex Project Funding Master Trust (144A) (b)	1.557(a)	06/15/10	60,000
55	Plains Exploration & Production Co.	7.75	06/15/15	56,031
110	Plains Exploration & Production Co.	10.00	03/01/16	122,100
170	SandRidge Energy, Inc.	8.625(d)	04/01/15	166,175
				1,366,106
	Paper & Related Products (0.9%)
90	Georgia-Pacific LLC (144A) (b)	8.25	05/01/16	98,550
35	Glatfelter	7.125	05/01/16	34,563
30	International Paper Co.	7.50	08/15/21	34,156
100	NewPage Corp.	11.375	12/31/14	100,000
				267,269
	Pharmacy Services (0.6%)
85	Medco Health Solutions, Inc.	7.125	03/15/18	97,059
70	Omnicare, Inc.	6.75	12/15/13	70,700
				167,759
	Pipelines (0.9%)
20	CenterPoint Energy Resources Corp.	6.25	02/01/37	19,511
10	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	11,458
50	Enterprise Products Operating LLC (Series N)	6.50	01/31/19	55,347
35	Sonat, Inc.	7.625	07/15/11	36,723
130	Williams Cos., Inc. (The)	7.875	09/01/21	153,364
				276,403
	Property Trust (0.2%)
60	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (b)	6.75	09/02/19	64,137

	Radio (0.2%)
45	Sirius XM Radio, Inc.	9.625	08/01/13	47,194

	REIT - Apartments (0.2%)
50	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	53,247

	REIT - Diversified (0.3%)
50	Duke Realty LP	6.75	03/15/20	50,982
45	Vornado Realty LP	4.25	04/01/15	44,708
				95,690
	REIT - Health Care (0.2%)
50	Health Care, Inc. (i)	6.125	04/15/20	50,248

	Resorts/Theme Parks (0.0%)
$299	Resort at Summerlin LP (Series B) (e)(f)(g)(j)	13.00%(d)	12/15/07	$0

	Retail - Building Products (0.2%)
65	Home Depot, Inc.	5.875	12/16/36	63,286

	Retail - Drug Store (0.6%)
78	CVS Pass-Through Trust	6.036	12/10/28	77,677
125	RITE Aid Corp.	8.625	03/01/15	107,500
				185,177
	Retail - Mail Order (0.1%)
15	QVC, Inc. (144A) (b)	7.125	04/15/17	15,169

	Retail - Regional Department Store (0.5%)
70	JC Penney Corp., Inc.	6.375	10/15/36	65,537
70	Macy’s Retail Holdings, Inc.	5.90	12/01/16	70,175
				135,712
	Retail - Restaurants (0.2%)
20	Yum! Brands, Inc.	6.25	03/15/18	21,961
30	Yum! Brands, Inc.	6.875	11/15/37	32,679
				54,640
	Satellite Telecommunication (0.4%)
120	Intelsat Corp.	9.25	06/15/16	126,300

	Schools (0.2%)
55	Duke University	5.15	04/01/19	58,434

	Semiconductor Equipment (0.1%)
35	KLA-Tencor Corp.	6.90	05/01/18	38,026

	Special Purpose Entity (1.7%)
160	AIG SunAmerica Global Financing (144A) (b)	6.30	05/10/11	164,826
21	CA FM Lease Trust (144A) (b)	8.50	07/15/17	21,611
50	Harley-Davidson Funding Corp. (144A) (b)	6.80	06/15/18	50,000
115	LPL Holdings, Inc. (144A) (b)	10.75	12/15/15	120,031
150	NSG Holdings LLC / NSG Holdings, Inc. (144A) (b)	7.75	12/15/25	135,750
				492,218
	Super - Regional Banks - U.S. (1.0%)
70	KeyCorp (MTN)	6.50	05/14/13	74,806
70	PNC Funding Corp.	5.125	02/08/20	70,649
35	PNC Funding Corp.	6.70	06/10/19	39,178
115	Wells Fargo & Co.	5.625	12/11/17	122,190
				306,823
	Telecommunication Services (0.7%)
90	PAETEC Holding Corp.	8.875	06/30/17	92,925
100	Sable International Finance Ltd. (144A) (b)	7.75	02/15/17	104,500
				197,425
	Telephone - Integrated (1.7%)
45	AT&T Corp.	8.00	11/15/31	54,863
10	AT&T, Inc.	6.15	09/15/34	9,910
15	CenturyTel, Inc. (Series Q)	6.15	09/15/19	14,885
180	Frontier Communications Corp.	9.00	08/15/31	176,400
70	Sprint Capital Corp.	6.90	05/01/19	64,400
65	Verizon Communications, Inc.	6.35	04/01/19	72,093
100	Windstream Corp.	7.875	11/01/17	99,000
				491,551
	Television (0.2%)
45	CBS Corp.	8.875	05/15/19	54,449

	Tobacco (0.1%)
20	Altria Group, Inc.	9.25	08/06/19	24,342

	Transport - Rail (0.5%)
90	CMS Energy Corp.	6.25	02/01/20	89,383

$15	CSX Corp.	6.15%	05/01/37	$15,168
30	Union Pacific Corp.	6.125	02/15/20	32,563
				137,114
	Total Domestic Corporate Bonds (Cost $13,476,774)			13,391,883

	Asset-Backed Securities (0.5%)
125	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (b)	1.93(a)	02/15/17	126,050
20	Specialty Underwriting & Residential Finance 2004-BC2 A2	0.516(a)	05/25/35	15,407
	Total Asset-Backed Securities (Cost $144,539)			141,457

	U.S. Government Agencies & Obligations (28.3%)
	U.S. Government Agencies (3.3%)
	Federal Home Loan Mortgage Corp.
200		6.75	03/15/31	243,510
150		3.00	07/28/14	153,477
200		2.875	02/09/15	201,455
	Federal National Mortgage Assoc.
122	356 30 (IO)	8.00	06/01/35	23,144
78	356 25 (IO)	7.00	12/01/34	15,602
61	356 49 (IO)	7.00	11/01/19	8,230
65	356 47 (IO)	6.50	12/01/29	8,151
200		5.00	05/11/17	217,668
100		4.375	10/15/15	106,830
				978,067
	U.S. Government Obligations (25.0%)
	U.S. Treasury Bonds
930		6.00	02/15/26	1,097,110
725		5.375	02/15/31	802,258
300		4.25	05/15/39	278,063
100		4.375	11/15/39	94,594
	U.S. Treasury Notes
630		3.625	02/15/20	619,468
2,000		2.375	10/31/14	1,997,970
520		3.625	08/15/19	513,825
44		4.75	08/15/17	48,142
181		4.00	08/15/18	186,501
520		1.75	01/31/14	514,272
120		2.75	02/15/19	111,422
690		1.75	03/31/14	679,866
480		3.00	08/31/16	476,662
				7,420,153
	Total U.S. Government Agencies & Obligations (Cost $8,461,122)			8,398,220

	U.S. Government Agencies - Mortgage-Backed Securities (0.8%)
	Federal National Mortgage Assoc. (0.8%)
56		6.50	07/01/29	61,350
17		6.50	05/01/31	18,273
94		6.50	03/01/32	103,982
10		6.50	11/01/33	10,889
34		7.00	02/01/33	38,624
8		8.00	02/01/12	8,445
				241,563
	Government National Mortgage Assoc. (0.0%)
1		8.00	06/15/26	806

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $228,581)			242,369

	Municipal Bonds (0.8%)
$35	Chicago Transit Authority Ser B (i)	6.20%	12/01/40	$35,006
30	City of New York Ser G-1	5.968	03/01/36	29,881
75	Illinois State Toll Highway Authority (The) 2009 (Series A)	6.184	01/01/34	76,250
15	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Ser 2010 J	6.637	04/01/57	14,957
20	Municipal Electric Authority of Georgia Plant Vogtle	6.655	04/01/57	19,991
40	State of California Various Purpose	5.95	04/01/16	41,661
10	State of California	6.65	03/01/22	10,431
	Total Municipal Bonds (Cost $225,728)			228,177

	Collateralized Mortgage Obligations (3.1%)
	Private Issues
95	American Home Mortgage Assets 2006-4 1A3	0.556(a)	10/25/46	4,753
	Countrywide Alternative Loan Trust
472	2005-9CB 1A5	0.746(a)	05/25/35	354,994
109	2006-8T1 1A3	6.00	04/25/36	82,539
125	2007-5CB 1A13	6.00	04/25/37	79,313
	First Horizon Alternative Mortgage Securities
103	2005-FA8 2A1	5.00	11/25/20	93,768
102	2006-FA5 A3	6.25	08/25/36	74,120
100	Lehman Mortgage Trust 2006-1 3A5	5.50	02/25/36	79,669
109	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3	1.403(a)	04/25/46	8,114
196	Structured Adjustable Rate Mortgage Loan Trust 2004-10 1A1	2.799(a)	08/25/34	154,126
	Total Collateralized Mortgage Obligations (Cost $1,082,299)			931,396

NUMBER OF SHARES
	Preferred Stock (0.2%)
	Diversified Financial Services
82	GMAC, Inc. $70.00 (144A) (Cost $34,389) (b)			62,510

	Common Stocks (0.0%)
	Casino Gaming (0.0%)
787	Fitzgeralds Gaming Corp. (f)(k)(l)			0

	Communications Equipment (0.0%)
1,171	Birch Telecom, Inc. (f)(j)(k)(m)			12
563	Orbcomm, Inc. (k)			1,210
				1,222
	Diversified Telecommunication Services (0.0%)
109	XO Holdings, Inc. (j)(k)(n)			82

	Food Products (0.0%)
100	SFAC New Holdings, Inc. (f)(k)(o)			0
18	SFFB Holdings, Inc. (f)(k)			0
				0
	Multi-Utilities (0.0%)
13	PNM Resources, Inc. (j)			163

	Textile - Apparel (0.0%)
11,192	U.S. Leather, Inc. (f)(j)(k)			0

	Wireless Telecommunication Services (0.0%)
46	USA Mobility, Inc. (j)(n)			583
	Total Common Stocks (Cost $1,904,442)			2,050

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investment (1.2%)
	U.S. Government Obligation (p)(q)
$370	U.S. Treasury Bill (Cost $369,946)	0.15%	05/06/10	$369,946

	Total Investments (Cost $31,505,912) (r)(s)		99.8%	29,632,723
	Other Assets in Excess of Liabilities		0.2	47,610
	Net Assets		100.0%	$29,680,333

IO	Interest Only Security.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
(a)	Floating rate security. Rate shown is the rate in effect at March 31, 2010.
(b)	Resale is restricted to qualified institutional investors.
(c)	Security issued with perpetual maturity.
(d)	Payment-in-kind security.
(e)	Non-income producing security; bond in default.
(f)

Securities with a total market value equal to $12 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(g)	Issuer in bankruptcy.
(h)	For the three months ended March 31, 2010, there were no transactions in Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor.
(i)	Security purchased on a when-issued basis.
(j)	Acquired through exchange offer.
(k)	Non-income producing security.
(l)	Resale is restricted, acquired (12/22/98) at a cost basis of $3,549.
(m)	Resale is restricted, acquired (between 06/18/98 and 08/15/99) at a cost basis of $573,998.
(n)	Illiquid security.
(o)	Resale is restricted, acquired (06/10/99) at a cost basis of $1.
(p)	A portion of this security has been physically segregated in connection with open futures and swap contracts.
(q)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(r)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis, open futures contracts, open forward foreign currency contracts, and swap contracts.
(s)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at March 31, 2010:

CONTRACTS TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION
$30,022	RUB	890,000	04/23/2010	$130
$59,439	KRW	67,600,000	04/26/2010	246
	Total Unrealized Appreciation			$376

Currency Abbreviations:
BRL	Brazilian Real.
KRW	South Korean Won.
MXN	Mexican New Peso.
RUB	Russian Ruble.
TRY	Turkish Lira.

Futures Contracts Open at March 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
63	Long	U.S. Treasury Notes 5 Year, June 2010	$7,235,156	$(37,652)
11	Short	U.S. Treasury Bonds 30 Year, June 2010	(1,277,375)	(569)
19	Short	U.S. Treasury Notes 10 Year, June 2010	(2,208,750)	11,501
19	Short	U.S. Treasury Notes 2 Year, June 2010	(4,122,109)	4,929
		Net Unrealized Depreciation		$(21,791)

Credit Default Swap Contracts Open at March 31, 2010:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Bank of America, N.A. Carnival Corp.	Buy	$115	1.57%	March 20, 2018	$(3,199)	—	$(3,199)	BBB+
Bank of America, N.A. Tyco Electronics Ltd.	Buy	125	5.00	June 20, 2014	(16,754)	$(5,251)	(22,005)	BBB-
Total Credit Default Swaps		$240			$(19,953)	$(5,251)	$(25,204)

+Credit rating as issued by Standard and Poors.

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap contract(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Credit Suisse Group	3 Month LIBOR	Receive	4.386	12/23/39	452	9,031
Credit Suisse Group***	3 Month LIBOR	Pay	5.086	12/23/19	1,890	(2,892)
Credit Suisses Group	3 Month LIBOR	Receive	2.625	03/11/15	3,140	10,236
Deutsche Bank AG	3 Month LIBOR	Receive	2.898	01/11/15	1,390	(16,513)
Deutsche Bank AG	3 Month LIBOR	Receive	2.654	03/26/15	1,580	4,219
Deutsche Bank AG***	3 Month LIBOR	Pay	4.40	10/01/16	6,523	(33,724)
Deutsche Bank AG***	3 Month LIBOR	Receive	4.41	10/03/18	3,510	41,593
UBS AG	3 Month LIBOR	Receive	2.841	01/08/15	200	(1,900)
Net Unrealized Depreciation						$10,050

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap contract(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Depreciation
Barclays Bank^	$920	3 Month LIBOR	Receive	11/15/21	$(49,889)
Deutsche Bank AG^	750	3 Month LIBOR	Receive	11/15/21	(28,019)
Deutsche Bank AG^^	750	3 Month LIBOR	Pay	11/15/21	(39,397)
JPMorgan Chase Bank N.A. New York^	535	3 Month LIBOR	Receive	11/15/19	(29,816)
UBS AG^	255	3 Month LIBOR	Receive	11/15/19	(12,700)
Total Unrealized Appreciation					$(159,821)

LIBOR – London Interbank Offered Rate

^   Portfolio will make payments of $412,031, $323,462, $203,364 and $95,443 respectively on termination date.

^^  Portfolio will receive payment of $250,453 on termination date.

*** Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Foreign Government & Corporate Bonds	$5,864,715	—	$5,864,715	—
Domestic Corporate Bonds	13,391,883	—	13,391,883	$0
Asset-Backed Securities	141,457	—	141,457	—
U.S. Government Agencies & Obligations	8,398,220	—	8,398,220	—
U.S. Government Agencies - Mortgage-Backed Securities	242,369	—	242,369	—
Municipal Bonds	228,177	—	228,177	—
Collateralized Mortgage Obligations	931,396	—	931,396	—
Preferred Stock	62,510	—	62,510	—
Common Stocks
Casino Gaming	0	—	—	0
Communications Equipment	1,222	$1,210	—	12
Diversified Telecommunication Services	82	—	82	—
Food Products	0	—	—	0
Multi-Utilities	163	163	—	—
Textile-Apparel	0	—	—	0
Wireless Telecommunication Services	583	583	—	—
Total Common Stocks	2,050	1,956	82	12
Short-Term Investment — U.S. Government Obligation	369,946	—	369,946	—
Forward Foreign Currency Contracts	376	—	376	—
Futures	16,430	16,430	—	—
Interest Rate Swaps	65,079	—	65,079	—
Total	$29,714,608	$18,386	$29,696,210	$12

Liabilities:
Futures	$(38,221)	$(38,221)	—	—
Credit Default Swaps	(19,953)	—	$(19,953)	—
Interest Rate Swaps	(55,029)	—	(55,029)	—
Zero Coupon Swaps	(159,821)	—	(159,821)	—
Total	$(273,024)	$(38,221)	$(234,803)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	$12
Net purchases (sales)	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	90
Realized gains (losses)	(90)
Ending Balance	$12

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Balanced Portfolio*

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (70.2%)
	Aerospace & Defense (0.4%)
2,200	General Dynamics Corp.	$169,840

	Air Freight & Logistics (0.6%)
2,700	FedEx Corp.	252,180

	Automobiles (0.8%)
14,100	Ford Motor Co. (a)	177,237
6,202	Harley-Davidson, Inc.	174,090
		351,327
	Beverages (0.5%)
4,210	Coca-Cola Co. (The)	231,550

	Biotechnology (0.3%)
2,600	Genzyme Corp. (a)	134,758

	Capital Markets (1.5%)
23,092	Charles Schwab Corp. (The)	431,589
4,600	State Street Corp.	207,644
		639,233
	Chemicals (1.2%)
11,900	Dow Chemical Co. (The)	351,883
2,400	PPG Industries, Inc.	156,960
		508,843
	Commercial Banks (3.9%)
9,100	BB&T Corp.	294,749
16,300	Fifth Third Bancorp	221,517
254	First Horizon National Corp. (a)	3,571
10,388	PNC Financial Services Group, Inc.	620,163
6,500	US Bancorp	168,220
11,800	Wells Fargo & Co.	367,216
		1,675,436
	Commercial Services & Supplies (0.9%)
5,100	Avery Dennison Corp.	185,691
6,300	Cintas Corp.	176,967
		362,658
	Communications Equipment (1.1%)
17,770	Cisco Systems, Inc. (a)	462,553

	Computers & Peripherals (2.1%)
17,388	Dell, Inc. (a)	260,994
11,560	Hewlett-Packard Co.	614,414
		875,408
	Diversified Financial Services (6.1%)
43,700	Bank of America Corp.	780,045
65,100	Citigroup, Inc. (a)(b)	263,655
34,985	JPMorgan Chase & Co.	1,565,579
		2,609,279
	Diversified Telecommunication Services (0.7%)
9,530	Verizon Communications, Inc.	295,621

	Electric Utilities (2.9%)
18,011	American Electric Power Co., Inc.	615,616
3,900	Edison International	133,263
2,990	Entergy Corp.	243,236
6,410	FirstEnergy Corp.	250,567
		1,242,682
	Electronic Equipment, Instruments & Components (0.1%)
1,800	Agilent Technologies, Inc. (a)	61,902

	Energy Equipment & Services (1.2%)
5,900	Schlumberger Ltd. (Netherlands Antilles)	374,414
3,500	Smith International, Inc.	149,870
		524,284

	Food & Staples Retailing (2.9%)
11,000	Sysco Corp.	$324,500
11,200	Wal-Mart Stores, Inc.	622,720
8,000	Walgreen Co.	296,720
		1,243,940
	Food Products (2.0%)
21,500	Kraft Foods, Inc. (Class A)	650,160
7,130	Unilever N.V. (NY Registered Shares) (Netherlands)	215,041
		865,201
	Health Care Equipment & Supplies (1.0%)
8,792	Covidien PLC (Ireland)	442,062

	Health Care Providers & Services (1.5%)
5,700	Cardinal Health, Inc.	205,371
12,900	UnitedHealth Group, Inc. (a)	421,443
		626,814
	Household Durables (0.9%)
10,200	Sony Corp. (ADR) (Japan)	390,864

	Industrial Conglomerates (4.2%)
56,100	General Electric Co.	1,021,020
3,240	Siemens AG (ADR) (Germany)	323,903
11,702	Tyco International Ltd. (Switzerland)	447,601
		1,792,524
	Information Technology Services (0.5%)
6,100	Amdocs Ltd. (Guernsey) (a)	183,671
2,632	Western Union Co. (The)	44,639
		228,310
	Insurance (3.7%)
6,522	Chubb Corp.	338,166
38,930	Marsh & McLennan Cos., Inc.	950,670
500	Primerica Inc. (a)	7,500
3,100	Principal Financial Group, Inc.	90,551
3,321	Travelers Cos., Inc. (The)	179,135
		1,566,022
	Internet Software & Services (2.2%)
26,800	eBay, Inc. (a)	722,260
13,800	Yahoo!, Inc. (a)	228,114
		950,374
	Machinery (1.4%)
8,500	Dover Corp.	397,375
6,171	Ingersoll-Rand PLC (Ireland)	215,183
		612,558
	Media (5.2%)
24,935	Comcast Corp. (Class A)	469,277
6,544	Time Warner Cable, Inc.	348,860
17,751	Time Warner, Inc.	555,074
25,058	Viacom, Inc. (Class B) (a)	861,494
		2,234,705
	Metals & Mining (0.9%)
2,800	Freeport-McMoRan Copper & Gold, Inc.	233,912
2,550	Newmont Mining Corp.	129,871
		363,783
	Oil, Gas & Consumable Fuels (8.3%)
10,000	Anadarko Petroleum Corp.	728,300
5,400	BP PLC (ADR) (United Kingdom)	308,178
4,780	ConocoPhillips	244,593
4,300	Devon Energy Corp.	277,049
5,920	Exxon Mobil Corp.	396,522
4,600	Hess Corp.	287,730

8,510	Occidental Petroleum Corp.	$719,435
9,640	Royal Dutch Shell PLC (ADR) (United Kingdom)	557,770
		3,519,577
	Personal Products (0.4%)
2,380	Estee Lauder Cos., Inc. (The) (Class A)	154,391

	Pharmaceuticals (5.8%)
4,470	Abbott Laboratories	235,480
6,060	Bayer AG (ADR) (Germany)	409,959
20,790	Bristol-Myers Squibb Co.	555,093
12,823	Merck & Co., Inc.	478,939
26,400	Pfizer, Inc.	452,760
8,260	Roche Holding AG (ADR) (Switzerland)	334,819
		2,467,050
	Professional Services (0.9%)
3,534	Manpower, Inc.	201,862
5,400	Robert Half International, Inc.	164,322
		366,184
	Semiconductors & Semiconductor Equipment (1.3%)
16,419	Intel Corp.	365,487
4,906	Lam Research Corp. (a)	183,092
		548,579
	Software (0.0%)
456	Symantec Corp. (a)	7,715

	Specialty Retail (1.9%)
10,400	Gap, Inc. (The)	240,344
17,582	Home Depot, Inc.	568,778
		809,122
	Wireless Telecommunication Services (0.9%)
16,300	Vodafone Group PLC (ADR) (United Kingdom)	379,627
	Total Common Stocks (Cost $27,359,312)	29,966,956

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (9.4%)
	Aerospace/Defense (0.1%)
$29	Systems 2001 Asset Trust (144A) (Cayman Islands) (c)	6.664%	09/15/13	30,551

	Agricultural Chemicals (0.1%)
30	Mosaic Co. (The) (144A) (c)	7.625	12/01/16	32,921
5	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	4,922
				37,843
	Agricultural Operations (0.0%)
10	Bunge Ltd. Finance Corp.	8.50	06/15/19	11,644

	Auto - Cars/Light Trucks (0.1%)
20	Daimler Finance North America LLC	7.30	01/15/12	21,787

	Biotechnology (0.1%)
20	Biogen Idec, Inc.	6.875	03/01/18	21,953

	Brewery (0.1%)
25	Anheuser-Busch InBev Worldwide, Inc. (144A) (c)	7.20	01/15/14	28,665
30	FBG Finance Ltd. (144A) (Australia) (c)	5.125	06/15/15	31,660
				60,325
	Building Product - Cement/Aggregation (0.0%)
15	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (c)	6.00	12/30/19	15,606

	Cable/Satellite TV (0.1%)
10	COX Communications, Inc. (144A) (c)	8.375	03/01/39	12,546

$25	DIRECTV Holdings LLC / Financing Co., Inc. (144A) (c)	5.875%	10/01/19	$26,064
				38,610
	Capital Markets (0.2%)
75	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	79,481
20	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	20,037
				99,518
	Commercial Banks (0.5%)
21	BB&T Corp. (MTN)	6.85	04/30/19	23,916
35	Commonwealth Bank of Australia (144A) (Australia) (c)	5.00	10/15/19	35,242
30	PNC Funding Corp.	5.125	02/08/20	30,278
105	Wells Fargo & Co.	5.625	12/11/17	111,565
				201,001
	Commercial Bank - Eastern U.S. (0.1%)
20	PNC Funding Corp.	6.70	06/10/19	22,387

	Commercial Banks - Non-U.S. (0.2%)
25	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	27,705
5	Credit Suisse (Switzerland)	6.00	02/15/18	5,302
10	Credit Suisse AG (Switzerland)	5.40	01/14/20	10,097
25	Westpac Banking Corp. (Australia)	4.20	02/27/15	25,763
				68,867
	Commercial Services & Supplies (0.1%)
25	Waste Management, Inc.	6.125	11/30/39	24,895

	Communications Equipment (0.0%)
5	Cisco Systems, Inc.	5.90	02/15/39	5,094

	Consumer Finance (0.1%)
20	American Express Co.	8.125	05/20/19	24,265

	Containers - Paper/Plastic (0.0%)
10	Sealed Air Corp. (144A) (c)	7.875	06/15/17	10,873

	Diversified Financial Services (1.2%)
110	Bank of America Corp.	5.75	12/01/17	112,954
25	Citigroup, Inc. (b)	5.875	05/29/37	22,592
35	Citigroup, Inc. (b)	6.125	11/21/17	36,058
25	Citigroup, Inc. (b)	6.125	05/15/18	25,585
40	Citigroup, Inc. (b)	8.50	05/22/19	46,764
15	General Electric Capital Corp.	5.50	01/08/20	15,333
65	General Electric Capital Corp.	5.625	05/01/18	68,036
15	General Electric Capital Corp. (MTN)	5.875	01/14/38	14,309
50	General Electric Capital Corp. (Series G)	6.00	08/07/19	52,928
75	Iberdrola Finance Ireland Ltd. (144A) (Ireland) (c)	3.80	09/11/14	75,501
25	JPMorgan Chase & Co.	6.00	01/15/18	27,185
25	UBS AG/Stamford Branch (Switzerland)	5.875	12/20/17	25,931
				523,176
	Diversified Manufactured Operation (0.1%)
25	Cooper US, Inc.	5.25	11/15/12	27,133

	Diversified Minerals (0.1%)
30	Rio Tinto Finance USA Ltd. (Australia)	9.00	05/01/19	38,566
25	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	25,941
				64,507
	Diversified Telecommunication Services (0.3%)
5	AT&T Corp.	8.00	11/15/31	6,096
15	AT&T, Inc.	6.15	09/15/34	14,865
50	AT&T, Inc.	6.30	01/15/38	50,906
5	AT&T, Inc.	6.55	02/15/39	5,274
25	Verizon Communications, Inc.	6.35	04/01/19	27,728
20	Verizon Communications, Inc.	8.95	03/01/39	27,206
				132,075

	Electric - Integrated (0.6%)
$100	Enel Finance International SA (144A) (Luxembourg) (c)	5.125%	10/07/19	$99,015
25	NiSource Finance Corp.	6.125	03/01/22	26,139
25	NiSource Finance Corp.	6.80	01/15/19	27,223
50	Ohio Power Co. (Series 1)	5.375	10/01/21	51,149
20	PPL Energy Supply LLC	6.30	07/15/13	21,942
10	PPL Energy Supply LLC	6.50	05/01/18	10,672
35	Progress Energy, Inc.	7.05	03/15/19	39,561
				275,701
	Electric Utilities (0.1%)
60	FirstEnergy Solutions Corp.	6.05	08/15/21	60,200

	Electronic Component (0.1%)
25	Koninklijke Philips Electronics NV (Netherlands)	5.75	03/11/18	26,707

	Electronic Connectors (0.0%)
15	Amphenol Corp.	4.75	11/15/14	15,446

	Electronic Equipment, Instruments & Components (0.1%)
15	Agilent Technologies, Inc.	5.50	09/14/15	16,098
5	Corning, Inc.	6.625	05/15/19	5,556
				21,654
	Electronic Forms (0.0%)
20	Adobe Systems, Inc.	4.75	02/01/20	19,683

	Finance - Auto Loans (0.0%)
10	Nissan Motor Acceptance Corp. (144A) (c)	4.50	01/30/15	10,036

	Finance - Consumer Loans (0.2%)
25	HSBC Finance Corp.	6.375	10/15/11	26,609
45	HSBC Finance Corp.	6.75	05/15/11	47,313
				73,922
	Finance - Credit Card (0.1%)
35	American Express Credit Corp. (Series C)	7.30	08/20/13	39,314

	Finance - Investment Banker/Broker (0.3%)
5	Bear Stearns Cos. LLC (The)	6.40	10/02/17	5,532
55	Bear Stearns Cos. LLC (The)	7.25	02/01/18	63,660
15	Credit Suisse USA, Inc.	5.125	08/15/15	16,082
40	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	43,174
				128,448
	Finance - Other Services (0.1%)
25	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	24,908

	Food - Miscellaneous/Diversified (0.1%)
20	ConAgra Foods, Inc.	7.00	10/01/28	21,873
10	ConAgra Foods, Inc.	8.25	09/15/30	12,297
				34,170
	Food - Retail (0.1%)
10	Delhaize America, Inc.	9.00	04/15/31	12,755
15	Delhaize Group SA (Belgium)	5.875	02/01/14	16,416
				29,171
	Food Products (0.2%)
15	Kraft Foods, Inc.	5.375	02/10/20	15,274
20	Kraft Foods, Inc.	6.875	01/26/39	21,729
30	Kraft Foods, Inc.	7.00	08/11/37	33,033
				70,036
	Health Care Providers & Services (0.1%)
25	UnitedHealth Group, Inc.	6.00	02/15/18	26,734

	Industrial Conglomerates (0.1%)
45	General Electric Co.	5.25	12/06/17	47,273

	Insurance (0.0%)
15	Principal Financial Group, Inc.	8.875	05/15/19	18,042

	Investment Management/Advisor Services (0.0%)
$5	Ameriprise Financial, Inc.	5.30%	03/15/20	$5,068

	Life/Health Insurance (0.2%)
40	Pacific LifeCorp (144A) (c)	6.00	02/10/20	39,115
25	Prudential Financial, Inc. (MTN)	4.75	09/17/15	25,762
15	Prudential Financial, Inc. (MTN)	6.625	12/01/37	15,785
5	Prudential Financial, Inc. (Series D)	7.375	06/15/19	5,744
				86,406
	Media (0.4%)
15	Comcast Corp.	5.15	03/01/20	15,164
45	Comcast Corp.	5.70	05/15/18	47,791
10	Time Warner Cable, Inc.	6.75	07/01/18	11,191
5	Time Warner Cable, Inc.	6.75	06/15/39	5,262
10	Time Warner Cable, Inc.	8.25	04/01/19	12,121
15	Time Warner Cable, Inc.	8.75	02/14/19	18,633
10	Time Warner, Inc.	5.875	11/15/16	10,940
20	Time Warner, Inc.	7.70	05/01/32	23,149
25	Viacom, Inc.	6.875	04/30/36	26,587
				170,838
	Medical - HMO (0.0%)
5	WellPoint, Inc.	7.00	02/15/19	5,679

	Medical Labs & Testing Services (0.0%)
20	Quest Diagnostics, Inc.	4.75	01/30/20	19,604

	Metals & Mining (0.0%)
5	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	5,570
5	Newmont Mining Corp.	5.125	10/01/19	5,039
				10,609
	Mortgage Banks (0.2%)
100	Abbey National Treasury Services PLC (144A) (United Kingdom) (c)	3.875	11/10/14	99,539

	Multi-line Insurance (0.1%)
25	Aegon N.V. (Netherlands)	4.625	12/01/15	25,252
15	Allstate Corp. (The)	7.45	05/16/19	17,632
10	MetLife, Inc.	7.717	02/15/19	11,696
				54,580
	Multimedia (0.1%)
30	News America, Inc.	7.85	03/01/39	35,716
15	Vivendi SA (144A) (France) (c)	6.625	04/04/18	16,274
				51,990
	Non-Hazardous Waste Disposal (0.1%)
25	Republic Services, Inc. (144A) (c)	5.50	09/15/19	25,651

	Office Automation & Equipment (0.0%)
5	Xerox Corp.	5.625	12/15/19	5,149
10	Xerox Corp.	6.35	05/15/18	10,850
				15,999
	Oil - Field Services (0.1%)
50	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	63,369

	Oil Company - Exploration & Production (0.1%)
25	Questar Market Resources, Inc.	6.80	04/01/18	27,407

	Oil Company - Integrated (0.0%)
20	Petrobras International Finance Co. (Cayman Islands)	5.75	01/20/20	20,590

	Oil, Gas & Consumable Fuels (0.1%)
25	Hess Corp.	6.00	01/15/40	24,772

	Pharmacy Services (0.1%)
30	Medco Health Solutions, Inc.	7.125	03/15/18	34,256

	Pipelines (0.5%)
20	CenterPoint Energy Resources Corp.	6.25	02/01/37	19,510

$10	CenterPoint Energy Resources Corp. (Series B)	7.875%	04/01/13	$11,458
25	Energy Transfer Partners LP	8.50	04/15/14	29,109
15	Enterprise Products Operating LLC	5.25	01/31/20	15,165
25	Enterprise Products Operating LLC (Series N)	6.50	01/31/19	27,673
45	Kinder Morgan Energy Partners LP	5.95	02/15/18	48,341
20	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	20,613
20	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19	24,439
20	Texas Eastern Transmission LP	7.00	07/15/32	22,451
				218,759
	Property Trust (0.1%)
25	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (c)	6.75	09/02/19	26,724

	Real Estate Operation/Development (0.0%)
10	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	9,769
10	Brookfield Asset Management, Inc. (Canada)	7.125	06/15/12	10,695
				20,464
	Reinsurance (0.1%)
15	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	16,144
25	Reinsurance Group of America, Inc.	6.45	11/15/19	26,170
				42,314
	REIT - Apartments (0.1%)
25	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	26,624

	REIT - Office Property (0.1%)
25	Boston Properties LP	5.875	10/15/19	26,000

	REIT - Regional Malls (0.1%)
20	Simon Property Group LP	5.65	02/01/20	19,549
15	Simon Property Group LP	6.75	05/15/14	16,426
				35,975
	Retail - Drug Store (0.1%)
41	CVS Pass-Through Trust	6.036	12/10/28	41,123

	Retail - Regional Department Store (0.1%)
25	Kohl’s Corp.	6.875	12/15/37	27,952

	Retail - Restaurants (0.1%)
20	Yum! Brands, Inc.	5.30	09/15/19	20,515
10	Yum! Brands, Inc.	6.25	03/15/18	10,980
				31,495
	Semiconductor Equipment (0.0%)
15	KLA-Tencor Corp.	6.90	05/01/18	16,297

	Special Purpose Entity (0.1%)
20	Harley-Davidson Funding Corp. (144A) (c)	6.80	06/15/18	20,000
35	Xlliac Global Funding (144A) (c)	4.80	08/10/10	35,352
				55,352
	Specialty Retail (0.1%)
25	Home Depot, Inc.	5.875	12/16/36	24,341

	Steel - Producers (0.1%)
46	ArcelorMittal (Luxembourg)	9.85	06/01/19	58,560

	Super-Regional Banks - U.S. (0.1%)
50	Capital One Financial Corp.	6.75	09/15/17	55,332

	Telephone - Integrated (0.3%)
15	Deutsche Telekom International Finance BV (Netherlands)	8.75	06/15/30	19,262
35	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	37,911
20	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	21,629
40	Telefonica Europe BV (Netherlands)	8.25	09/15/30	49,202
				128,004

	Tobacco (0.2%)
$20	Altria Group, Inc.	9.25%	08/06/19	$24,342
15	BAT International Finance PLC (144A) (United Kingdom) (c)	9.50	11/15/18	19,456
25	Philip Morris International, Inc.	5.65	05/16/18	26,961
				70,759
	Transport - Rail (0.0%)
5	CSX Corp.	6.15	05/01/37	5,056
5	Union Pacific Corp.	6.125	02/15/20	5,427
				10,483
	Total Corporate Bonds (Cost $3,807,416)			3,996,470

	Foreign Government Obligations (0.4%)
100	Brazilian Government International Bond (Brazil)	6.00	01/17/17	109,150
10	Peruvian Government International Bond (Peru)	7.125	03/30/19	11,635
30	Republic of Italy (Italy)	6.875	09/27/23	34,484
	Total Foreign Government Obligations (Cost $145,961)			155,269

	U.S. Government Agencies & Obligations (17.4%)
	Diversified Financial Services - FDIC Guaranteed (1.9%)
360	Citigroup Funding, Inc. (b)	2.25	12/10/12	366,080
80	General Electric Capital Corp.	2.20	06/08/12	81,528
300	General Electric Capital Corp. (Series G)	2.625	12/28/12	308,275
50	GMAC, Inc.	2.20	12/19/12	50,777
				806,660
	U.S. Government Agencies (1.4%)
	Federal Home Loan Mortgage Corp.
120		3.00	07/28/14	122,782
140		5.50	08/23/17	156,644
100		6.75	03/15/31	121,755
180	Federal National Mortgage Assoc.	4.375	10/15/15	192,294
				593,475
	U.S. Government Obligations (14.1%)
	U.S. Treasury Bonds
350		3.50	02/15/39	283,336
70		4.25	05/15/39	64,881
50		4.375	11/15/39	47,297
500		4.50	02/15/36	488,516
	U.S. Treasury Notes
385		0.75	11/30/11	384,594
500		0.875	02/29/12	499,121
1,700		1.375	09/15/12	1,704,252
500		1.50	12/31/13	490,938
1,370		2.375	10/31/14	1,368,609
195		2.50	03/31/15	194,513
100		2.625	07/31/14	101,399
50		2.75	02/15/19	46,426
120		3.25	03/31/17	119,888
220		3.625	08/15/19	217,388
				6,011,158
	Total U.S. Government Agencies & Obligations (Cost $7,438,997)			7,411,293

	Short-Term Investments (2.3%)
	U.S. Government Obligation (d)(e) (0.2%)
100	U.S. Treasury Bill (Cost $99,985)	0.152	05/06/10	99,985

NUMBER OF SHARES (000)
	Investment Company (f) (2.1%)
878	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $878,278)		878,278
	Total Short-Term Investments (Cost $978,263)		978,263

	Total Investments (Cost $39,729,949) (g)(h)	99.7%	42,508,251
	Other Assets in Excess of Liabilities	0.3	145,926
	Net Assets	100.0%	$42,654,177

ADR	American Depositary Receipt.
FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)

For the three months ended March 31, 2010, the cost of purchases and the proceeds from sales of Citigroup, Inc., common stock and corporate bond, an affiliate of the Investment Adviser, Administrator, and Distributor, was $20,709, and $32,252, respectively, including net realized gains of $2,132.

(c)	Resale is restricted to qualified institutional investors.
(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(e)	A portion of this security has been physically segregated in connection with open futures contracts.
(f)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(g)	Securities have been designated as collateral in connection with open futures and swap contracts.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at March 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
8	Long	U.S. Treasury Notes 5 Year, June 2010	$918,750	$(5,856)
3	Short	U.S. Treasury Bonds 30 Year, June 2010	(348,375)	361
13	Short	U.S. Treasury Notes 2 Year, June 2010	(2,820,391)	3,888
		Net Unrealized Depreciation		$(1,607)

Credit Default Swaps Contracts Open at March 31, 2010:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Bank of America, N.A., Sealed Air Corp.	Buy	$10	1.12%	March 20, 2018	$420	—	$420	BB+

+ Credit Rating as issued by Standard & Poors.

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Aerospace & Defense	$169,840	$169,840	—	—
Air Freight & Logistics	252,180	252,180	—	—
Automobiles	351,327	351,327	—	—
Beverages	231,550	231,550	—	—
Biotechnology	134,758	134,758	—	—
Capital Markets	639,233	639,233	—	—
Chemicals	508,843	508,843	—	—
Commercial Banks	1,675,436	1,675,436	—	—
Commercial Services & Supplies	362,658	362,658	—	—
Communications Equipment	462,553	462,553	—	—
Computers & Peripherals	875,408	875,408	—	—
Diversified Financial Services	2,609,279	2,609,279	—	—
Diversified Telecommunication Services	295,621	295,621	—	—
Electric Utilities	1,242,682	1,242,682	—	—
Electronic Equipment, Instruments & Components	61,902	61,902	—	—
Energy Equipment & Services	524,284	524,284	—	—
Food & Staples Retailing	1,243,940	1,243,940	—	—
Food Products	865,201	865,201	—	—
Health Care Equipment & Supplies	442,062	442,062	—	—
Health Care Providers & Services	626,814	626,814	—	—
Household Durables	390,864	390,864	—	—
Industrial Conglomerates	1,792,524	1,792,524	—	—
Information Technology Services	228,310	228,310	—	—
Insurance	1,566,022	1,566,022	—	—
Internet Software & Services	950,374	950,374	—	—
Machinery	612,558	612,558	—	—
Media	2,234,705	2,234,705	—	—
Metals & Mining	363,783	363,783	—	—
Oil, Gas & Consumable Fuels	3,519,577	3,519,577	—	—
Personal Products	154,391	154,391	—	—
Pharmaceuticals	2,467,050	2,467,050	—	—
Professional Services	366,184	366,184	—	—
Semiconductors & Semiconductor Equipment	548,579	548,579	—	—
Software	7,715	7,715	—	—
Specialty Retail	809,122	809,122	—	—
Wireless Telecommunication Services	379,627	379,627	—	—
Total Common Stocks	29,966,956	29,966,956	—	—
Corporate Bonds	3,996,470	—	$3,996,470	—
Foreign Government Obligations	155,269	—	155,269	—
U.S. Government Agencies & Obligations	7,411,293	—	7,411,293	—
Short-Term Investments
U.S. Government Obligation	99,985	—	99,985	—
Investment Company	878,278	878,278	—	—
Total Short-Term Investments	978,263	878,278	99,985	—
Futures	4,249	4,249	—	—
Credit Default Swaps	420	—	420	—
Total	$42,512,920	$30,849,483	$11,663,437	—

Liabilities:
Futures	$(5,856)	$(5,856)	—	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities;  (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (87.5%)
	Australia (3.7%)
	Electric Utilities
96,489	Spark Infrastructure Group (144A) (a)	$106,694

	Gas Utilities
28,900	APA Group (Stapled Securities) (b)(c)	94,412

	Transportation Infrastructure
54,269	Australian Infrastructure Fund (Stapled Securities) (b)(c)	98,604
340,700	Intoll Group (Stapled Securities) (b)(c)	350,161
78,748	MAP Group (Stapled Securities) (b)(c)	223,293
75,486	Transurban Group (Stapled Securities) (b)(c)	349,812
		1,021,870
	Total Australia	1,222,976

	Austria (0.4%)
	Construction & Engineering
5,382	Strabag SE	136,807

	Bermuda (0.4%)
	Transportation Infrastructure
90,000	COSCO Pacific Ltd. (d)	136,317

	Brazil (0.4%)
	Water Utilities
3,200	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	117,760

	Canada (13.7%)
	Electric Utilities
14,720	Fortis, Inc.	418,708

	Oil, Gas & Consumable Fuels
32,840	Enbridge, Inc.	1,566,258
67,190	TransCanada Corp.	2,462,277
		4,028,535
	Transportation Infrastructure
4,160	Westshore Terminals Income Fund (Units) (c)	65,739
	Total Canada	4,512,982

	Cayman Islands (0.4%)
	Gas Utilities
57,000	Xinao Gas Holdings Ltd. (d)	145,652

	China (3.4%)
	Transportation Infrastructure
150,000	Beijing Capital International Airport Co., Ltd. (d)(e)	89,642
331,000	Jiangsu Expressway Co., Ltd. (d)	312,487
800,000	Zhejiang Expressway Co., Ltd. (H Shares) (d)	722,285
	Total China	1,124,414

	France (3.8%)
	Media
9,637	Eutelsat Communications	342,589

	Transportation Infrastructure
3,100	Aeroports de Paris (ADP)	255,242
58,600	Groupe Eurotunnel SA	597,175
519	Societe Des Autoroutes Paris-Rhin-Rhone (e)	37,328
		889,745
	Total France	1,232,334

	Germany (1.1%)
	Transportation Infrastructure
3,666	Fraport AG Frankfurt Airport Services Worldwide	193,035
4,191	Hamburger Hafen und Logistik AG	159,006
	Total Germany	352,041

	Hong Kong (3.2%)
	Gas Utilities
134,000	Hong Kong & China Gas Co., Ltd.	$334,126

	Industrial Conglomerates
48,000	Beijing Enterprises Holdings Ltd.	333,529

	Transportation Infrastructure
105,000	China Merchants Holdings International Co., Ltd.	386,773
	Total Hong Kong	1,054,428

	Italy (6.7%)
	Electric Utilities
135,700	Terna Rete Elettrica Nazionale SpA	586,968

	Gas Utilities
153,489	Snam Rete Gas SpA	777,935

	Transportation Infrastructure
35,815	Atlantia SpA	835,899
	Total Italy	2,200,802

	Japan (2.1%)
	Gas Utilities
43,000	Toho Gas Co., Ltd.	234,571

	Transportation Infrastructure
3,700	Japan Airport Terminal Co., Ltd.	51,370
52,000	Kamigumi Co., Ltd.	418,269
		469,639
	Total Japan	704,210

	Luxembourg (3.4%)
	Media
14,997	SES SA (FDR)	378,788
29,388	SES SA (FDR)	727,575
	Total Luxembourg	1,106,363

	Mexico (1.4%)
	Transportation Infrastructure
7,100	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	262,842
3,600	Grupo Aeroportuario del Sureste SAB de CV (ADR)	186,660
	Total Mexico	449,502

	Netherlands (1.3%)
	Transportation Infrastructure
2,172	Koninklijke Vopak N.V.	171,060
3,300	Smit Internationale N.V.	267,430
	Total Netherlands	438,490

	New Zealand (0.5%)
	Transportation Infrastructure
106,574	Auckland International Airport Ltd.	146,867

	Portugal (0.3%)
	Transportation Infrastructure
12,474	Brisa Auto-Estradas de Portugal SA	105,806

	Singapore (0.5%)
	Transportation Infrastructure
83,000	Singapore Airport Terminal Services Ltd.	157,225

	Spain (9.1%)
	Construction & Engineering
74,824	Ferrovial SA	727,644

	Electric Utilities
11,250	Red Electrica Corp. SA	603,770

	Gas Utilities
34,153	Enagas	748,443

	Transportation Infrastructure
47,406	Abertis Infraestructuras SA		$912,417
	Total Spain		2,992,274

	Switzerland (0.3%)
	Transportation Infrastructure
290	Flughafen Zuerich AG		103,139

	United Kingdom (9.4%)
	Multi-Utilities
190,600	National Grid PLC		1,855,442
60,500	United Utilities Group PLC		513,210
			2,368,652
	Transportation Infrastructure
51,302	BBA Aviation PLC		151,575

	Water Utilities
20,400	Northumbrian Water Group PLC		87,639
26,800	Pennon Group PLC		212,495
15,500	Severn Trent PLC		281,078
			581,212
	Total United Kingdom		3,101,439

	United States (22.0%)
	Electric Utilities
3,720	ITC Holdings Corp.		204,600
14,830	Northeast Utilities		409,901
			614,501
	Gas Utilities
5,710	AGL Resources, Inc.		220,691
6,970	Atmos Energy Corp.		199,133
2,830	Northwest Natural Gas Co.		131,878
			551,702
	Multi-Utilities
60,950	Centerpoint Energy, Inc.		875,242
21,370	Consolidated Edison, Inc.		951,820
23,280	NiSource, Inc.		367,824
3,980	NorthWestern Corp.		106,704
8,670	NSTAR		307,091
			2,608,681
	Oil, Gas & Consumable Fuels
7,400	Kinder Morgan Management LLC		433,788
17,900	Southern Union Co.		454,123
65,145	Spectra Energy Corp.		1,467,717
			2,355,628
	Wireless Telecommunication Services
28,520	Crown Castle International Corp. (e)		1,090,320
	Total United States		7,220,832
	Total Common Stocks (Cost $26,647,366)		28,762,660

NUMBER OF SHARES (000)
	Short-Term Investment (f) (7.3%)
	Investment Company
2,415	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,414,554)		2,414,554

	Total Investments (Cost $29,061,920) (g)(h)	94.8%	31,177,214
	Other Assets in Excess of Liabilities	5.2	1,714,782
	Net Assets	100.0%	$32,891,996

ADR	American Depositary Receipt.
FDR	Fiduciary Depositary Receipt.
(a)	Resale is restricted to qualified institutional investors.
(b)	Comprised of securities in separate entities that are traded as a single stapled security.
(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)	Security trades on a Hong Kong exchange.
(e)	Non-income producing security.
(f)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(g)	Securities have been designated as collateral in connection with open forward foreign currency contracts.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at March 31, 2010:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$327,298	CAD	333,188	04/01/2010	$757
	$33,580	CHF	35,705	04/01/2010	283
	$323,510	EUR	240,259	04/01/2010	998
	$387,371	HKD	3,007,664	04/01/2010	2
	$36,635	NZD	51,672	04/01/2010	70
AUD	483,348		$442,943	04/01/2010	(601)
BRL	128,788		$71,728	04/01/2010	(692)
BRL	73,937		$41,088	04/01/2010	(489)
BRL	46,745		$25,977	04/01/2010	(309)
EUR	423,476		$571,859	04/01/2010	(113)
GBP	7,463		$11,180	04/01/2010	(146)
JPY	79,681,981		$861,160	04/01/2010	8,855
MYR	131,467		$40,173	04/01/2010	(129)
MYR	980,167		$299,516	04/01/2010	(964)
SGD	75,184		$53,722	04/01/2010	(21)
TRY	166,259		$108,598	04/01/2010	(945)
JPY	62,160,732		$669,547	04/02/2010	4,655
TRY	247,707		$163,129	04/02/2010	(77)
	$940,296	CAD	953,364	04/05/2010	(1,622)
BRL	44,321		$24,684	04/05/2010	(238)
BRL	163,934		$91,303	04/05/2010	(881)
JPY	13,426,831		$143,679	04/05/2010	61
MXN	809,611		$65,209	04/05/2010	(274)
MYR	140,566		$42,914	04/05/2010	(178)
SGD	77,890		$55,654	04/05/2010	(23)
	$33,727	CHF	35,647	04/06/2010	80
	$98,701	EUR	73,090	04/06/2010	19
	$81,330	EUR	60,191	04/06/2010	(33)
	$1,100,806	GBP	725,073	04/06/2010	(510)
	$36,662	NZD	51,652	04/06/2010	28
AUD	496,315		$455,870	04/06/2010	427
DKK	146,355		$26,471	04/06/2010	(81)
MXN	282,917		$22,893	04/06/2010	11
NOK	1,509,398		$252,312	04/06/2010	(1,586)
SGD	78,026		$55,780	04/06/2010	6
	$33,780	CHF	35,608	04/07/2010	(10)
	$53,050	EUR	39,261	04/07/2010	(21)
	$654,789	GBP	431,378	04/07/2010	(174)
	$130,288	HKD	1,011,594	04/07/2010	1
	$36,448	NZD	51,402	04/07/2010	65
AUD	439,074		$402,710	04/07/2010	(206)
DKK	140,761		$25,535	04/07/2010	(3)
NOK	1,621,268		$273,116	04/07/2010	322
			Net Unrealized Appreciation		$6,314

Currency Abbreviations:
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.

MXN	Mexican New Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
SGD	Singapore Dollar.
TRY	Turkish Lira.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Transportation Infrastructure	$7,747,458		24.8%
Oil, Gas & Consumable Fuels	6,384,163		20.5
Multi-Utilities	4,977,333		16.0
Gas Utilities	2,886,841		9.3
Investment Company	2,414,554		7.7
Electric Utilities	2,330,641		7.5
Media	1,448,952		4.6
Wireless Telecommunication Services	1,090,320		3.5
Construction & Engineering	864,451		2.8
Water Utilities	698,972		2.2
Industrial Conglomerates	333,529		1.1
	$31,177,214	^	100.0%

^	Does not include open forward foreign currency contracts with net unrealized appreciation of $6,314.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Construction & Engineering	$864,451	$864,451	—	—
Electric Utilities	2,330,641	2,330,641	—	—
Gas Utilities	2,886,841	2,886,841	—	—
Industrial Conglomerates	333,529	333,529	—	—
Media	1,448,952	1,448,952	—	—
Multi-Utilities	4,977,333	4,977,333	—	—
Oil, Gas & Consumable Fuels	6,384,163	6,384,163	—	—
Transportation Infrastructure	7,747,458	7,747,458	—	—
Water Utilities	698,972	698,972	—	—
Wireless Telecommunication Services	1,090,320	1,090,320	—	—
Total Common Stocks	28,762,660	28,762,660	—	—

Short-Term Investment - Investment Company	2,414,554	2,414,554	—	—
Forward Foreign Currency Contracts	16,640	—	$16,640	—
Total	$31,193,854	$31,177,214	$16,640	—

Liabilities:
Forward Foreign Currency Contracts	$(10,326)	—	$(10,326)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, securities with a total value of $7,411,630 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Dividend Growth Portfolio*

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.7%)
	Aerospace & Defense (3.9%)
9,960	L-3 Communications Holdings, Inc.	$912,635
18,200	Raytheon Co.	1,039,584
26,739	United Technologies Corp.	1,968,258
		3,920,477
	Auto Components (1.4%)
41,860	Johnson Controls, Inc.	1,380,961

	Biotechnology (1.3%)
21,440	Amgen, Inc. (a)	1,281,254

	Capital Markets (2.1%)
12,113	Goldman Sachs Group, Inc. (The)	2,066,841

	Chemicals (1.7%)
18,670	Lubrizol Corp. (The)	1,712,412

	Commercial Banks (2.4%)
77,640	Wells Fargo & Co.	2,416,157

	Commercial Services & Supplies (1.0%)
41,400	Pitney Bowes, Inc.	1,012,230

	Computers & Peripherals (7.4%)
11,800	Apple, Inc. (a)	2,772,174
37,920	Hewlett-Packard Co.	2,015,448
20,020	International Business Machines Corp.	2,567,565
		7,355,187
	Consumer Finance (1.6%)
38,270	American Express Co.	1,579,020

	Diversified Financial Services (1.6%)
36,280	JPMorgan Chase & Co.	1,623,530

	Diversified Telecommunication Services (1.9%)
72,336	AT&T, Inc.	1,869,162

	Electronic Equipment, Instruments & Components (1.4%)
66,730	Corning, Inc.	1,348,613

	Energy Equipment & Services (2.8%)
16,800	Halliburton Co.	506,184
25,810	Transocean Ltd. (Switzerland) (a)	2,229,468
		2,735,652
	Gas Utilities (1.2%)
28,300	Questar Corp.	1,222,560

	Health Care Providers & Services (3.2%)
49,850	UnitedHealth Group, Inc.	1,628,599
23,900	WellPoint, Inc. (a)	1,538,682
		3,167,281
	Hotels, Restaurants & Leisure (1.7%)
52,000	Royal Caribbean Cruises Ltd. (Liberia) (a)	1,715,480

	Household Durables (1.2%)
13,330	Whirlpool Corp.	1,163,043

	Household Products (2.6%)
29,640	Kimberly-Clark Corp.	1,863,763
11,582	Procter & Gamble Co. (The)	732,793
		2,596,556
	Industrial Conglomerates (2.7%)
146,999	General Electric Co.	2,675,382

	Information Technology Services (1.3%)
23,360	Computer Sciences Corp. (a)	1,272,886

	Insurance (6.2%)
20,860	ACE Ltd. (Switzerland)	1,090,978
35,240	Aflac, Inc.	1,913,180

37,292	MetLife, Inc.	$1,616,235
29,030	Travelers Cos., Inc. (The)	1,565,878
		6,186,271
	Internet Software & Services (2.1%)
3,694	Google, Inc. (Class A) (a)	2,094,535

	Leisure Equipment & Products (1.7%)
75,980	Mattel, Inc.	1,727,785

	Metals & Mining (1.9%)
23,190	Freeport-McMoRan Copper & Gold, Inc.	1,937,293

	Multi-Utilities (2.6%)
26,800	DTE Energy Co.	1,195,280
45,640	Public Service Enterprise Group, Inc.	1,347,293
		2,542,573
	Multiline Retail (1.7%)
32,220	Target Corp.	1,694,772

	Oil, Gas & Consumable Fuels (8.0%)
17,890	Apache Corp.	1,815,835
26,230	Chevron Corp.	1,989,021
21,150	ConocoPhillips	1,082,246
25,281	Exxon Mobil Corp.	1,693,321
43,370	Marathon Oil Corp.	1,372,227
		7,952,650
	Paper & Forest Products (1.6%)
63,470	International Paper Co.	1,561,997

	Pharmaceuticals (8.1%)
45,260	Bristol-Myers Squibb Co.	1,208,442
7,689	Johnson & Johnson	501,323
64,180	Merck & Co., Inc.	2,397,123
151,811	Pfizer, Inc.	2,603,559
33,060	Watson Pharmaceuticals, Inc. (a)	1,380,916
		8,091,363
	Road & Rail (1.9%)
36,540	CSX Corp.	1,859,886

	Semiconductors & Semiconductor Equipment (2.3%)
103,210	Intel Corp.	2,297,455

	Software (4.1%)
102,073	Microsoft Corp.	2,987,677
40,590	Oracle Corp.	1,042,757
		4,030,434
	Specialty Retail (7.7%)
39,700	Best Buy Co., Inc.	1,688,838
59,940	Gap, Inc. (The)	1,385,213
36,290	Guess?, Inc.	1,704,904
31,570	Ross Stores, Inc.	1,688,048
16,820	Sherwin-Williams Co. (The)	1,138,378
		7,605,381
	Textiles, Apparel & Luxury Goods (1.3%)
16,349	VF Corp.	1,310,372

	Tobacco (4.1%)
69,659	Altria Group, Inc.	1,429,403
50,179	Philip Morris International, Inc.	2,617,336
		4,046,739
	Total Common Stocks (Cost $91,637,455)	99,054,190

NUMBER OF SHARES (000)
	Short-Term Investment (b) (1.9%)
	Investment Company
1,919	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,918,688)		$1,918,688

	Total Investments (Cost $93,556,143) (c)(d)	101.6%	100,972,878
	Total Written Options Outstanding (premium received $10,739)	0.0	(2,010)
	Liabilities in Excess of Other Assets	(1.6)	(1,539,501)
	Net Assets	100.0%	$99,431,367

(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	Securities have been designated as collateral in connection with options contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at March 31, 2010:

NUMBER OF CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	PREMIUM	VALUE
30	Goldman Sachs Group, Inc (The)	$180.00	April 2010	$10,739	$2,010

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Aerospace & Defense	$3,920,477	$3,920,477	—	—
Auto Components	1,380,961	1,380,961	—	—
Biotechnology	1,281,254	1,281,254	—	—
Capital Markets	2,066,841	2,066,841	—	—
Chemicals	1,712,412	1,712,412	—	—
Commercial Banks	2,416,157	2,416,157	—	—
Commercial Services & Supplies	1,012,230	1,012,230	—	—
Computers & Peripherals	7,355,187	7,355,187	—	—
Consumer Finance	1,579,020	1,579,020	—	—
Diversified Financial Services	1,623,530	1,623,530	—	—
Diversified Telecommunication Services	1,869,162	1,869,162	—	—
Electronic Equipment, Instruments & Components	1,348,613	1,348,613	—	—
Energy Equipment & Services	2,735,652	2,735,652	—	—
Gas Utilities	1,222,560	1,222,560	—	—
Health Care Providers & Services	3,167,281	3,167,281	—	—
Hotels, Restaurants & Leisure	1,715,480	1,715,480	—	—
Household Durables	1,163,043	1,163,043	—	—
Household Products	2,596,556	2,596,556	—	—
Industrial Conglomerates	2,675,382	2,675,382	—	—
Information Technology Services	1,272,886	1,272,886	—	—
Insurance	6,186,271	6,186,271	—	—
Internet Software & Services	2,094,535	2,094,535	—	—
Leisure Equipment & Products	1,727,785	1,727,785	—	—
Metals & Mining	1,937,293	1,937,293	—	—
Multi-Utilities	2,542,573	2,542,573	—	—
Multiline Retail	1,694,772	1,694,772	—	—
Oil, Gas & Consumable Fuels	7,952,650	7,952,650	—	—
Paper & Forest Products	1,561,997	1,561,997	—	—
Pharmaceuticals	8,091,363	8,091,363	—	—
Road & Rail	1,859,886	1,859,886	—	—
Semiconductors & Semiconductor Equipment	2,297,455	2,297,455	—	—
Software	4,030,434	4,030,434	—	—
Specialty Retail	7,605,381	7,605,381	—	—
Textiles, Apparel & Luxury Goods	1,310,372	1,310,372	—	—
Tobacco	4,046,739	4,046,739	—	—
Total Common Stocks	99,054,190	99,054,190	—	—
Short-Term Investment - Investment Company	1,918,688	1,918,688	—	—
Total	$100,972,878	$100,972,878	—	—

Liabilities:
Options Written	$(2,010)	(2,010)	—	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

Morgan Stanley Select Dimensions - Equally-Weighted S&P 500 Portfolio*

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.9%)
	Aerospace & Defense (2.3%)
2,885	Boeing Co. (The)	$209,480
2,665	General Dynamics Corp.	205,738
2,697	Goodrich Corp.	190,192
4,598	Honeywell International, Inc.	208,151
3,873	ITT Corp.	207,632
2,159	L-3 Communications Holdings, Inc.	197,829
2,347	Lockheed Martin Corp.	195,317
3,156	Northrop Grumman Corp.	206,939
1,687	Precision Castparts Corp.	213,760
3,538	Raytheon Co.	202,091
3,059	Rockwell Collins, Inc.	191,463
2,674	United Technologies Corp.	196,833
		2,425,425
	Air Freight & Logistics (0.7%)
3,440	C.H. Robinson Worldwide, Inc.	192,124
5,235	Expeditors International of Washington, Inc.	193,276
2,231	FedEx Corp.	208,375
2,994	United Parcel Service, Inc. (Class B)	192,844
		786,619
	Airlines (0.2%)
15,962	Southwest Airlines Co.	211,018

	Auto Components (0.4%)
15,797	Goodyear Tire & Rubber Co. (The) (a)	199,674
6,443	Johnson Controls, Inc.	212,555
		412,229
	Automobiles (0.4%)
15,420	Ford Motor Co. (a)	193,829
7,293	Harley-Davidson, Inc.	204,715
		398,544
	Beverages (1.4%)
3,460	Brown-Forman Corp. (Class B)	205,697
3,712	Coca-Cola Co. (The)	204,160
7,633	Coca-Cola Enterprises, Inc.	211,129
12,346	Constellation Brands, Inc. (Class A) (a)	202,968
5,622	Dr Pepper Snapple Group, Inc.	197,726
4,742	Molson Coors Brewing Co. (Class B)	199,448
2,894	PepsiCo, Inc.	191,467
		1,412,595
	Biotechnology (1.1%)
3,396	Amgen, Inc. (a)	202,945
3,444	Biogen Idec, Inc. (a)	197,548
3,255	Celgene Corp. (a)	201,680
2,849	Cephalon, Inc. (a)	193,105
3,484	Genzyme Corp. (a)	180,575
4,012	Gilead Sciences, Inc. (a)	182,466
		1,158,319
	Building Products (0.2%)
12,854	Masco Corp.	199,494

	Capital Markets (2.8%)
4,589	Ameriprise Financial, Inc.	208,157
6,815	Bank of New York Mellon Corp. (The)	210,447
10,794	Charles Schwab Corp. (The)	201,740
129,677	E*Trade Financial Corp. (a)	213,967
7,959	Federated Investors, Inc. (Class B)	209,958
1,818	Franklin Resources, Inc.	201,616
1,161	Goldman Sachs Group, Inc. (The)	198,101

10,018	Invesco Ltd. (Bermuda)	$219,494
14,151	Janus Capital Group, Inc.	202,218
6,976	Legg Mason, Inc.	200,002
6,904	Morgan Stanley (b)	202,218
3,752	Northern Trust Corp.	207,336
4,482	State Street Corp.	202,318
3,720	T. Rowe Price Group, Inc.	204,340
		2,881,912
	Chemicals (2.6%)
2,762	Air Products & Chemicals, Inc.	204,250
3,187	Airgas, Inc.	202,757
2,108	CF Industries Holdings, Inc.	192,207
6,876	Dow Chemical Co. (The)	203,323
3,396	Eastman Chemical Co.	216,257
4,710	Ecolab, Inc.	207,004
5,598	EI Du Pont de Nemours & Co.	208,470
3,214	FMC Corp.	194,576
4,563	International Flavors & Fragrances, Inc.	217,518
2,885	Monsanto Co.	206,047
3,162	PPG Industries, Inc.	206,795
2,429	Praxair, Inc.	201,607
3,692	Sigma-Aldrich Corp.	198,113
		2,658,924
	Commercial Banks (2.8%)
6,441	BB&T Corp.	208,624
5,408	Comerica, Inc.	205,720
15,535	Fifth Third Bancorp	211,121
14,295	First Horizon National Corp. (a)	200,847
38,763	Huntington Bancshares, Inc.	208,157
26,956	KeyCorp	208,909
2,421	M&T Bank Corp.	192,179
26,310	Marshall & Ilsley Corp.	211,796
3,356	PNC Financial Services Group, Inc.	200,353
27,774	Regions Financial Corp.	218,026
7,520	SunTrust Banks, Inc.	201,461
7,798	US Bancorp	201,812
6,343	Wells Fargo & Co.	197,394
9,239	Zions BanCorp.	201,595
		2,867,994
	Commercial Services & Supplies (1.6%)
5,858	Avery Dennison Corp.	213,290
7,317	Cintas Corp.	205,535
7,426	Iron Mountain, Inc.	203,472
8,301	Pitney Bowes, Inc.	202,959
7,215	Republic Services, Inc.	209,379
10,092	RR Donnelley & Sons Co.	215,464
3,617	Stericycle, Inc. (a)	197,127
6,039	Waste Management, Inc.	207,923
		1,655,149
	Communications Equipment (1.4%)
7,865	Cisco Systems, Inc. (a)	204,726
4,406	Harris Corp.	209,241
18,647	JDS Uniphase Corp. (a)	233,647
6,861	Juniper Networks, Inc. (a)	210,495
28,545	Motorola, Inc. (a)	200,386
5,110	QUALCOMM, Inc.	214,569
27,171	Tellabs, Inc.	205,684
		1,478,748

	Computers & Peripherals (2.2%)
924	Apple, Inc. (a)	$217,075
13,793	Dell, Inc. (a)	207,033
10,465	EMC Corp. (a)	188,789
3,881	Hewlett-Packard Co.	206,275
1,556	International Business Machines Corp.	199,557
5,923	Lexmark International, Inc. (Class A) (a)	213,702
6,007	NetApp, Inc. (a)	195,588
9,714	QLogic Corp. (a)	197,194
6,322	SanDisk Corp. (a)	218,931
7,098	Teradata Corp. (a)	205,061
5,331	Western Digital Corp. (a)	207,856
		2,257,061
	Construction & Engineering (0.6%)
4,304	Fluor Corp.	200,179
4,721	Jacobs Engineering Group, Inc. (a)	213,342
10,511	Quanta Services, Inc. (a)	201,391
		614,912
	Construction Materials (0.2%)
4,207	Vulcan Materials Co.	198,739

	Consumer Finance (0.8%)
5,079	American Express Co.	209,560
5,138	Capital One Financial Corp.	212,765
13,477	Discover Financial Services	200,807
17,674	SLM Corp. (a)	221,278
		844,410
	Containers & Packaging (1.0%)
3,754	Ball Corp.	200,389
7,057	Bemis Co., Inc.	202,677
5,882	Owens-Illinois, Inc. (a)	209,046
8,023	Pactiv Corp. (a)	202,019
9,518	Sealed Air Corp.	200,639
		1,014,770
	Distributors (0.2%)
4,737	Genuine Parts Co.	200,091

	Diversified Consumer Services (0.6%)
3,245	Apollo Group, Inc. (Class A) (a)	198,886
3,032	DeVry, Inc.	197,686
12,077	H&R Block, Inc.	214,971
		611,543
	Diversified Financial Services (1.8%)
12,106	Bank of America Corp.	216,092
52,541	Citigroup, Inc. (a)(c)	212,791
617	CME Group, Inc.	195,040
1,883	IntercontinentalExchange, Inc. (a)	211,235
4,438	JPMorgan Chase & Co.	198,601
8,200	Leucadia National Corp. (a)	203,442
6,499	Moody’s Corp.	193,345
9,476	NASDAQ OMX Group, Inc. (The) (a)	200,133
6,972	NYSE Euronext	206,441
		1,837,120
	Diversified Telecommunication Services (1.2%)
7,825	AT&T, Inc.	202,198
5,902	CenturyTel, Inc.	209,285
26,151	Frontier Communications Corp.	194,563
40,835	Qwest Communications International, Inc.	213,159
6,779	Verizon Communications, Inc.	210,285

18,642	Windstream Corp.	$203,011
		1,232,501
	Electric Utilities (2.7%)
8,747	Allegheny Energy, Inc.	201,181
5,902	American Electric Power Co., Inc.	201,730
12,322	Duke Energy Corp.	201,095
5,932	Edison International	202,697
2,549	Entergy Corp.	207,361
4,610	Exelon Corp.	201,964
5,147	FirstEnergy Corp.	201,196
4,252	FPL Group, Inc.	205,499
7,643	Northeast Utilities	211,253
11,942	Pepco Holdings, Inc.	204,805
5,396	Pinnacle West Capital Corp.	203,591
7,205	PPL Corp.	199,651
5,156	Progress Energy, Inc.	202,940
5,934	Southern Co.	196,771
		2,841,734
	Electrical Equipment (0.8%)
4,242	Emerson Electric Co.	213,542
1,827	First Solar, Inc. (a)	224,081
3,744	Rockwell Automation, Inc.	211,012
3,365	Roper Industries, Inc.	194,632
		843,267
	Electronic Equipment, Instruments & Components (1.2%)
6,099	Agilent Technologies, Inc. (a)	209,745
4,690	Amphenol Corp. (Class A)	197,871
10,262	Corning, Inc.	207,395
7,543	FLIR Systems, Inc. (a)	212,713
11,074	Jabil Circuit, Inc.	179,288
9,756	Molex, Inc.	203,510
		1,210,522
	Energy Equipment & Services (2.4%)
4,276	Baker Hughes, Inc.	200,288
9,513	BJ Services Co.	203,578
4,904	Cameron International Corp. (a)	210,185
2,405	Diamond Offshore Drilling, Inc.	213,588
3,424	FMC Technologies, Inc. (a)	221,293
6,399	Halliburton Co.	192,802
5,400	Helmerich & Payne, Inc.	205,632
10,339	Nabors Industries Ltd. (Bermuda) (a)	202,955
4,778	National Oilwell Varco, Inc.	193,891
7,577	Rowan Cos., Inc. (a)	220,566
3,234	Schlumberger Ltd. (Netherlands Antilles)	205,230
4,741	Smith International, Inc.	203,010
		2,473,018
	Food & Staples Retailing (1.8%)
3,304	Costco Wholesale Corp.	197,282
5,593	CVS Caremark Corp.	204,480
9,414	Kroger Co. (The)	203,907
8,024	Safeway, Inc.	199,477
12,286	SUPERVALU, Inc.	204,930
7,263	Sysco Corp.	214,259
3,739	Wal-Mart Stores, Inc.	207,888
5,958	Walgreen Co.	220,982
5,721	Whole Foods Market, Inc. (a)	206,814
		1,860,019

	Food Products (2.9%)
7,027	Archer-Daniels-Midland Co. (d)	$203,080
5,769	Campbell Soup Co.	203,934
7,932	ConAgra Foods, Inc.	198,855
13,258	Dean Foods Co. (a)	208,018
2,622	General Mills, Inc.	185,611
4,870	Hershey Co. (The)	208,485
4,287	HJ Heinz Co.	195,530
4,656	Hormel Foods Corp.	195,599
3,440	JM Smucker Co. (The)	207,294
3,815	Kellogg Co.	203,835
7,027	Kraft Foods, Inc. (Class A)	212,497
4,918	McCormick & Co., Inc.	188,655
4,018	Mead Johnson Nutrition Co.	209,057
14,773	Sara Lee Corp.	205,788
11,560	Tyson Foods, Inc. (Class A)	221,374
		3,047,612
	Gas Utilities (0.8%)
4,884	EQT Corp.	200,244
4,744	Nicor, Inc.	198,869
4,500	Oneok, Inc.	205,425
4,757	Questar Corp.	205,502
		810,040
	Health Care Equipment & Supplies (2.5%)
3,426	Baxter International, Inc.	199,393
2,601	Becton Dickinson and Co.	204,777
28,694	Boston Scientific Corp. (a)	207,171
2,322	C.R. Bard, Inc.	201,132
8,094	CareFusion Corp. (a)	213,924
5,779	DENTSPLY International, Inc.	201,398
3,583	Hospira, Inc. (a)	202,977
556	Intuitive Surgical, Inc. (a)	193,560
4,386	Medtronic, Inc.	197,502
4,896	St Jude Medical, Inc. (a)	200,981
3,619	Stryker Corp.	207,079
3,621	Varian Medical Systems, Inc. (a)	200,350
3,642	Zimmer Holdings, Inc. (a)	215,606
		2,645,850
	Health Care Providers & Services (3.1%)
5,596	Aetna, Inc.	196,476
7,010	AmerisourceBergen Corp.	202,729
5,376	Cardinal Health, Inc.	193,697
5,294	CIGNA Corp.	193,654
7,717	Coventry Health Care, Inc. (a)	190,764
3,180	DaVita, Inc. (a)	201,612
2,047	Express Scripts, Inc. (a)	208,303
3,840	Humana, Inc. (a)	179,597
2,684	Laboratory Corp. of America Holdings (a)	203,206
3,224	McKesson Corp.	211,881
3,004	Medco Health Solutions, Inc. (a)	193,938
6,624	Patterson Cos., Inc.	205,675
3,578	Quest Diagnostics, Inc.	208,562
35,599	Tenet Healthcare Corp. (a)	203,626
6,009	UnitedHealth Group, Inc. (a)	196,314
3,099	WellPoint, Inc. (a)	199,514
		3,189,548
	Hotels, Restaurants & Leisure (2.0%)
5,417	Carnival Corp. (Units) (Panama) (a)(e)	210,613
4,694	Darden Restaurants, Inc.	209,071

12,081	International Game Technology	$222,895
7,120	Marriott International, Inc. (Class A)	224,422
2,968	McDonald’s Corp.	198,025
8,004	Starbucks Corp. (a)	194,257
4,548	Starwood Hotels & Resorts Worldwide, Inc.	212,119
8,062	Wyndham Worldwide Corp.	207,435
2,812	Wynn Resorts Ltd.	213,234
5,379	Yum! Brands, Inc.	206,177
		2,098,248
	Household Durables (1.8%)
16,349	DR Horton, Inc.	205,997
4,207	Fortune Brands, Inc.	204,082
4,672	Harman International Industries, Inc. (a)	218,556
9,525	Leggett & Platt, Inc.	206,121
12,727	Lennar Corp. (Class A)	219,032
12,779	Newell Rubbermaid, Inc.	194,241
18,322	Pulte Group, Inc. (a)	206,122
3,317	Stanley Black & Decker, Inc.	190,429
2,306	Whirlpool Corp.	201,199
		1,845,779
	Household Products (0.8%)
3,246	Clorox Co.	208,198
2,373	Colgate-Palmolive Co.	202,322
3,362	Kimberly-Clark Corp.	211,403
3,217	Procter & Gamble Co. (The)	203,540
		825,463
	Independent Power Producers & Energy Traders (0.6%)
17,873	AES Corp. (The) (a)	196,603
5,680	Constellation Energy Group, Inc.	199,425
9,300	NRG Energy, Inc. (a)	194,370
		590,398
	Industrial Conglomerates (0.6%)
2,519	3M Co.	210,513
11,357	General Electric Co. (d)	206,698
9,258	Textron, Inc.	196,547
		613,758
	Information Technology Services (2.2%)
4,548	Automatic Data Processing, Inc.	202,249
3,758	Cognizant Technology Solutions Corp. (Class A) (a)	191,583
3,803	Computer Sciences Corp. (a)	207,225
8,654	Fidelity National Information Services, Inc.	202,850
4,076	Fiserv, Inc. (a)	206,898
844	Mastercard, Inc. (Class A)	214,376
6,324	Paychex, Inc.	194,147
10,754	SAIC, Inc. (a)	190,346
13,529	Total System Services, Inc.	211,864
2,330	Visa, Inc. (Class A)	212,100
12,307	Western Union Co. (The)	208,727
		2,242,365
	Insurance (4.2%)
3,798	Aflac, Inc.	206,193
6,586	Allstate Corp. (The)	212,794
5,923	American International Group, Inc. (a)	202,211
4,757	AON Corp.	203,171
6,111	Assurant, Inc.	210,096
2,346	Berkshire Hathaway, Inc. (Class B) (a)	190,659
4,030	Chubb Corp.	208,956
6,941	Cincinnati Financial Corp.	200,595

13,031	Genworth Financial, Inc. (Class A) (a)	$238,989
7,074	Hartford Financial Services Group, Inc. (f)	201,043
7,137	Lincoln National Corp.	219,106
5,535	Loews Corp.	206,345
7,830	Marsh & McLennan Cos., Inc.	191,209
4,850	MetLife, Inc.	210,199
7,046	Principal Financial Group, Inc.	205,814
11,450	Progressive Corp. (The)	218,580
3,575	Prudential Financial, Inc.	216,287
3,883	Torchmark Corp.	207,779
3,821	Travelers Cos., Inc. (The)	206,105
8,610	Unum Group	213,270
10,920	XL Capital Ltd. (Class A) (Cayman Islands)	206,388
		4,375,789
	Internet & Catalog Retail (0.6%)
1,549	Amazon.com, Inc. (a)	210,246
9,066	Expedia, Inc.	226,287
850	Priceline.com, Inc. (a)	216,750
		653,283
	Internet Software & Services (1.2%)
6,552	Akamai Technologies, Inc. (a)	205,798
7,560	eBay, Inc. (a)	203,742
345	Google, Inc. (Class A) (a)	195,619
12,287	Monster Worldwide, Inc. (a)	204,087
7,607	VeriSign, Inc. (a)	197,858
12,439	Yahoo!, Inc. (a)	205,617
		1,212,721
	Leisure Equipment & Products (0.6%)
34,912	Eastman Kodak Co. (a)	202,140
5,370	Hasbro, Inc.	205,564
8,850	Mattel, Inc.	201,249
		608,953
	Life Sciences Tools & Services (1.0%)
3,693	Life Technologies Corp. (a)	193,033
1,967	Millipore Corp. (a)	207,715
8,719	PerkinElmer, Inc.	208,384
4,116	Thermo Fisher Scientific, Inc. (a)	211,727
3,148	Waters Corp. (a)	212,616
		1,033,475
	Machinery (2.4%)
3,454	Caterpillar, Inc.	217,084
3,528	Cummins, Inc.	218,560
2,650	Danaher Corp.	211,761
3,304	Deere & Co.	196,456
4,448	Dover Corp.	207,944
2,601	Eaton Corp.	197,078
1,951	Flowserve Corp.	215,137
4,196	Illinois Tool Works, Inc.	198,722
4,858	PACCAR, Inc.	210,546
4,993	Pall Corp.	202,167
3,110	Parker Hannifin Corp.	201,341
4,642	Snap-On, Inc.	201,184
		2,477,980
	Media (3.4%)
14,665	CBS Corp. (Class B)	204,430
11,699	Comcast Corp. (Class A)	220,175
6,129	DIRECTV (Class A) (a)	207,221
6,300	Discovery Communications, Inc. (Class A) (a)	212,877

12,020	Gannett Co., Inc.	$198,570
23,797	Interpublic Group of Cos., Inc. (a)	197,991
5,717	McGraw-Hill Cos., Inc. (The)	203,811
5,927	Meredith Corp.	203,948
18,224	New York Times Co. (The) (Class A) (a)	202,833
13,787	News Corp. (Class A)	198,671
4,982	Omnicom Group, Inc.	193,351
5,013	Scripps Networks Interactive, Inc. (Class A)	222,327
3,968	Time Warner Cable, Inc.	211,534
6,439	Time Warner, Inc.	201,348
6,483	Viacom, Inc. (Class B) (a)	222,886
5,932	Walt Disney Co. (The)	207,086
432	Washington Post Co. (The) (Class B)	191,886
		3,500,945
	Metals & Mining (1.9%)
9,476	AK Steel Holding Corp.	216,621
14,383	Alcoa, Inc.	204,814
3,955	Allegheny Technologies, Inc.	213,530
3,209	Cliffs Natural Resources, Inc.	227,678
2,566	Freeport-McMoRan Copper & Gold, Inc.	214,364
4,002	Newmont Mining Corp.	203,822
4,591	Nucor Corp.	208,340
13,958	Titanium Metals Corp. (a)	231,563
3,478	United States Steel Corp.	220,923
		1,941,655
	Multi-Utilities (2.9%)
7,856	Ameren Corp.	204,884
14,226	Centerpoint Energy, Inc.	204,285
12,995	CMS Energy Corp.	200,903
4,578	Consolidated Edison, Inc.	203,904
5,096	Dominion Resources, Inc.	209,497
4,581	DTE Energy Co.	204,313
4,508	Integrys Energy Group, Inc.	213,589
13,059	NiSource, Inc.	206,332
4,752	PG&E Corp.	201,580
6,642	Public Service Enterprise Group, Inc.	196,072
5,311	SCANA Corp.	199,640
4,037	Sempra Energy	201,446
12,899	TECO Energy, Inc.	204,965
4,069	Wisconsin Energy Corp.	201,049
9,208	Xcel Energy, Inc.	195,210
		3,047,669
	Multiline Retail (1.6%)
5,556	Big Lots, Inc. (a)	202,349
5,709	Family Dollar Stores, Inc.	209,006
6,141	JC Penney Co., Inc.	197,556
3,702	Kohl’s Corp. (a)	202,796
9,849	Macy’s, Inc.	214,413
4,770	Nordstrom, Inc.	194,854
1,986	Sears Holdings Corp. (a)	215,342
3,886	Target Corp.	204,404
		1,640,720
	Office Electronics (0.2%)
21,442	Xerox Corp.	209,059

	Oil, Gas & Consumable Fuels (5.5%)
2,899	Anadarko Petroleum Corp.	211,134
1,998	Apache Corp.	202,797
5,360	Cabot Oil & Gas Corp.	197,248
8,413	Chesapeake Energy Corp.	198,883

2,765	Chevron Corp.	$209,670
3,948	ConocoPhillips	202,019
4,536	Consol Energy, Inc.	193,506
13,073	Denbury Resources, Inc. (a)	220,542
3,164	Devon Energy Corp.	203,857
18,398	El Paso Corp.	199,434
2,234	EOG Resources, Inc.	207,628
3,078	Exxon Mobil Corp.	206,164
3,290	Hess Corp.	205,789
6,131	Marathon Oil Corp.	193,985
4,065	Massey Energy Co.	212,559
3,549	Murphy Oil Corp.	199,418
2,803	Noble Energy, Inc.	204,619
2,491	Occidental Petroleum Corp.	210,589
4,256	Peabody Energy Corp.	194,499
3,858	Pioneer Natural Resources Co.	217,283
4,308	Range Resources Corp.	201,916
5,176	Southwestern Energy Co. (a)	210,767
9,214	Spectra Energy Corp.	207,591
6,868	Sunoco, Inc.	204,048
14,567	Tesoro Corp.	202,481
10,055	Valero Energy Corp.	198,084
8,713	Williams Cos., Inc. (The)	201,270
4,342	XTO Energy, Inc.	204,856
		5,722,636
	Paper & Forest Products (0.6%)
7,964	International Paper Co.	195,994
8,231	MeadWestvaco Corp.	210,302
4,429	Weyerhaeuser Co.	200,501
		606,797
	Personal Products (0.4%)
6,258	Avon Products, Inc.	211,958
3,255	Estee Lauder Cos., Inc. (The) (Class A)	211,152
		423,110
	Pharmaceuticals (2.2%)
3,854	Abbott Laboratories	203,029
3,060	Allergan, Inc.	199,879
7,829	Bristol-Myers Squibb Co.	209,034
5,684	Eli Lilly & Co.	205,874
6,575	Forest Laboratories, Inc. (a)	206,192
3,036	Johnson & Johnson	197,947
16,730	King Pharmaceuticals, Inc. (a)	196,745
5,390	Merck & Co., Inc.	201,317
9,140	Mylan, Inc. (a)	207,569
12,150	Pfizer, Inc.	208,373
5,006	Watson Pharmaceuticals, Inc. (a)	209,101
		2,245,060
	Professional Services (0.6%)
2,754	Dun & Bradstreet Corp.	204,953
5,723	Equifax, Inc.	204,883
6,586	Robert Half International, Inc.	200,412
		610,248
	Real Estate Investment Trusts (REITs) (2.7%)
11,441	Apartment Investment & Management Co. (Class A)	210,629
2,358	AvalonBay Communities, Inc.	203,613
2,694	Boston Properties, Inc.	203,235
5,188	Equity Residential	203,110
6,199	HCP, Inc.	204,567
4,446	Health Care REIT, Inc.	201,093

15,161	Host Hotels & Resorts, Inc.	$222,109
13,125	Kimco Realty Corp.	205,275
5,194	Plum Creek Timber Co., Inc.	202,099
14,630	ProLogis	193,116
2,301	Public Storage	211,669
2,410	Simon Property Group, Inc.	202,199
4,339	Ventas, Inc.	206,016
2,555	Vornado Realty Trust	193,413
		2,862,143
	Real Estate Management & Development (0.2%)
14,089	CB Richard Ellis Group, Inc. (Class A) (a)	223,311

	Road & Rail (0.8%)
4,003	CSX Corp.	203,753
3,642	Norfolk Southern Corp.	203,551
5,315	Ryder System, Inc.	206,009
2,830	Union Pacific Corp.	207,439
		820,752
	Semiconductors & Semiconductor Equipment (3.6%)
22,448	Advanced Micro Devices, Inc. (a)	208,093
8,424	Altera Corp.	204,788
6,876	Analog Devices, Inc.	198,166
16,348	Applied Materials, Inc.	220,371
6,090	Broadcom Corp. (Class A)	202,066
9,314	Intel Corp.	207,330
7,149	KLA-Tencor Corp.	221,047
7,180	Linear Technology Corp.	203,050
30,018	LSI Corp. (a)	183,710
13,621	MEMC Electronic Materials, Inc. (a)	208,810
7,232	Microchip Technology, Inc.	203,653
20,598	Micron Technology, Inc. (a)	214,013
14,078	National Semiconductor Corp.	203,427
8,817	Novellus Systems, Inc. (a)	220,425
11,846	Nvidia Corp. (a)	205,884
19,210	Teradyne, Inc. (a)	214,576
8,420	Texas Instruments, Inc.	206,037
7,226	Xilinx, Inc.	184,263
		3,709,709
	Software (2.9%)
5,877	Adobe Systems, Inc. (a)	207,870
6,618	Autodesk, Inc. (a)	194,702
5,202	BMC Software, Inc. (a)	197,676
8,408	CA, Inc.	197,336
4,209	Citrix Systems, Inc. (a)	199,801
23,647	Compuware Corp. (a)	198,635
11,096	Electronic Arts, Inc. (a)	207,051
5,910	Intuit, Inc. (a)	202,949
5,026	McAfee, Inc. (a)	201,693
6,907	Microsoft Corp. (d)	202,168
36,351	Novell, Inc. (a)	217,743
8,174	Oracle Corp.	209,990
6,875	Red Hat, Inc. (a)	201,231
2,532	Salesforce.com, Inc. (a)	188,507
11,963	Symantec Corp. (a)	202,414
		3,029,766
	Specialty Retail (3.7%)
4,636	Abercrombie & Fitch Co. (Class A)	211,587
10,496	AutoNation, Inc. (a)	189,768
1,198	AutoZone, Inc. (a)	207,362
4,655	Bed Bath & Beyond, Inc. (a)	203,703

5,015	Best Buy Co., Inc.	$213,338
9,730	GameStop Corp. (Class A) (a)	213,184
8,870	Gap, Inc. (The)	204,986
6,308	Home Depot, Inc.	204,064
7,507	Limited Brands, Inc.	184,822
8,279	Lowe’s Cos., Inc.	200,683
4,584	O’Reilly Automotive, Inc. (a)	191,199
26,426	Office Depot, Inc. (a)	210,879
8,730	RadioShack Corp.	197,560
3,818	Ross Stores, Inc.	204,148
3,147	Sherwin-Williams Co. (The)	212,989
8,645	Staples, Inc.	202,207
4,294	Tiffany & Co.	203,922
4,749	TJX Cos., Inc.	201,927
5,796	Urban Outfitters, Inc. (a)	220,422
		3,878,750
	Textiles, Apparel & Luxury Goods (0.8%)
5,216	Coach, Inc.	206,136
2,742	NIKE, Inc. (Class B)	201,537
2,442	Polo Ralph Lauren Corp.	207,668
2,594	VF Corp.	207,909
		823,250
	Thrifts & Mortgage Finance (0.4%)
14,849	Hudson City Bancorp, Inc.	210,262
13,012	People’s United Financial, Inc.	203,507
		413,769
	Tobacco (0.8%)
10,120	Altria Group, Inc.	207,662
2,704	Lorillard, Inc.	203,449
3,891	Philip Morris International, Inc.	202,955
3,868	Reynolds American, Inc.	208,795
		822,861
	Trading Companies & Distributors (0.4%)
4,106	Fastenal Co.	197,047
1,864	WW Grainger, Inc.	201,536
		398,583
	Wireless Telecommunication Services (0.6%)
4,500	American Tower Corp. (Class A) (a)	191,745
29,092	MetroPCS Communications, Inc. (a)	205,971
54,446	Sprint Nextel Corp. (a)	206,895
		604,611
	Total Common Stocks (Cost $58,529,012)	102,393,343

NUMBER OF SHARES (000)
	Short-Term Investment (g) (0.1%)
	Investment Company
121	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $121,285)		121,285

	Total Investments (Cost $58,650,297) (h)(i)	99.0%	102,514,628
	Other Assets in Excess of Liabilities	1.0	1,068,950
	Net Assets	100.0%	$103,583,578

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.

(b)

For the three months ended March 31, 2010, the cost of purchases and the proceeds from sales of Morgan Stanley, common stock, an affiliate of the Investment Adviser, Administrator and Distributor, was $20,597 and $27,566, respectively, including net realized losses of $1,799.

(c)

For the three months ended March 31, 2010, the proceeds from sales of Citigroup, Inc. common stock, an affiliate of the Investment Adviser, Administrator and Distributor, was $12,699, including net realized losses of $15,353.

(d)	A portion of this security has been physically segregated in connection with open futures contracts.
(e)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(f)

For the three months ended March 31, 2010, the proceeds from sales of Hartford Financial Services Group, Inc., common stock, an affiliate of the Fund, was $48,814, including net realized gains of $5,750.

(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in connection with open futures contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at March 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
26	Long	S&P 500 E-MINI, June 2010	$1,514,760	$4,305

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Common Stocks
Aerospace & Defense	$2,425,425	$2,425,425	—	—
Air Freight & Logistics	786,619	786,619	—	—
Airlines	211,018	211,018	—	—
Auto Components	412,229	412,229	—	—
Automobiles	398,544	398,544	—	—
Beverages	1,412,595	1,412,595	—	—
Biotechnology	1,158,319	1,158,319	—	—
Building Products	199,494	199,494	—	—
Capital Markets	2,881,912	2,881,912	—	—
Chemicals	2,658,924	2,658,924	—	—
Commercial Banks	2,867,994	2,867,994	—	—
Commercial Services & Supplies	1,655,149	1,655,149	—	—
Communications Equipment	1,478,748	1,478,748	—	—
Computers & Peripherals	2,257,061	2,257,061	—	—
Construction & Engineering	614,912	614,912	—	—
Construction Materials	198,739	198,739	—	—
Consumer Finance	844,410	844,410	—	—
Containers & Packaging	1,014,770	1,014,770	—	—
Distributors	200,091	200,091	—	—
Diversified Consumer Services	611,543	611,543	—	—
Diversified Financial Services	1,837,120	1,837,120	—	—
Diversified Telecommunication Services	1,232,501	1,232,501	—	—
Electric Utilities	2,841,734	2,841,734	—	—
Electrical Equipment	843,267	843,267	—	—
Electronic Equipment, Instruments & Components	1,210,522	1,210,522	—	—
Energy Equipment & Services	2,473,018	2,473,018	—	—
Food & Staples Retailing	1,860,019	1,860,019	—	—
Food Products	3,047,612	3,047,612	—	—
Gas Utilities	810,040	810,040	—	—
Health Care Equipment & Supplies	2,645,850	2,645,850	—	—
Health Care Providers & Services	3,189,548	3,189,548	—	—
Hotels, Restaurants & Leisure	2,098,248	2,098,248	—	—
Household Durables	1,845,779	1,845,779	—	—
Household Products	825,463	825,463	—	—
Independent Power Producers & Energy Traders	590,398	590,398	—	—
Industrial Conglomerates	613,758	613,758	—	—
Information Technology Services	2,242,365	2,242,365	—	—
Insurance	4,375,789	4,375,789	—	—
Internet & Catalog Retail	653,283	653,283	—	—
Internet Software & Services	1,212,721	1,212,721	—	—
Leisure Equipment & Products	608,953	608,953	—	—
Life Sciences Tools & Services	1,033,475	1,033,475	—	—
Machinery	2,477,980	2,477,980	—	—
Media	3,500,945	3,500,945	—	—
Metals & Mining	1,941,655	1,941,655	—	—
Multi-Utilities	3,047,669	3,047,669	—	—
Multiline Retail	1,640,720	1,640,720	—	—
Office Electronics	209,059	209,059	—	—
Oil, Gas & Consumable Fuels	5,722,636	5,722,636	—	—
Paper & Forest Products	606,797	606,797	—	—
Personal Products	423,110	423,110	—	—
Pharmaceuticals	2,245,060	2,245,060	—	—
Professional Services	610,248	610,248	—	—
Real Estate Investment Trusts (REITs)	2,862,143	2,862,143	—	—
Real Estate Management & Development	223,311	223,311	—	—
Road & Rail	820,752	820,752	—	—
Semiconductors & Semiconductor Equipment	3,709,709	3,709,709	—	—
Software	3,029,766	3,029,766	—	—
Specialty Retail	3,878,750	3,878,750	—	—
Textiles, Apparel & Luxury Goods	823,250	823,250	—	—
Thrifts & Mortgage Finance	413,769	413,769	—	—
Tobacco	822,861	822,861	—	—
Trading Companies & Distributors	398,583	398,583	—	—
Wireless Telecommunication Services	604,611	604,611	—	—
Total Common Stocks	102,393,343	102,393,343	—	—
Short-Term Investment - Investment Company	121,285	121,285	—	—
Futures	4,305	4,305	—	—
Total	$102,518,933	$102,518,933	—	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

Morgan Stanley Select Dimensions - Capital Growth Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.4%)
	Air Freight & Logistics (3.0%)
6,318	C.H. Robinson Worldwide, Inc.	$352,860
14,185	Expeditors International of Washington, Inc.	523,710
		876,570
	Capital Markets (2.7%)
1,720	BlackRock, Inc.	374,547
22,923	Charles Schwab Corp. (The)	428,431
		802,978
	Chemicals (3.7%)
15,097	Monsanto Co.	1,078,228

	Communications Equipment (3.3%)
15,747	Cisco Systems, Inc. (a)	409,894
7,506	Research In Motion Ltd. (Canada) (a)	555,069
		964,963
	Computers & Peripherals (7.6%)
9,491	Apple, Inc. (a)	2,229,721

	Construction Materials (2.0%)
23,110	Cemex SAB de CV (ADR) (Mexico) (a)	235,953
4,085	Martin Marietta Materials, Inc.	341,302
		577,255
	Consumer Finance (2.0%)
14,409	American Express Co.	594,515

	Distributors (3.0%)
178,000	Li & Fung Ltd. (Bermuda) (b)	875,757

	Diversified Financial Services (5.5%)
82,654	BM&F BOVESPA SA (Brazil)	554,481
1,490	CME Group, Inc.	471,004
24,157	Leucadia National Corp. (a)	599,335
		1,624,820
	Electrical Equipment (0.5%)
1,183	First Solar, Inc. (a)	145,095

	Health Care Equipment & Supplies (2.1%)
3,402	Gen-Probe, Inc. (a)	170,100
1,304	Intuitive Surgical, Inc. (a)	453,961
		624,061
	Hotels, Restaurants & Leisure (6.6%)
22,531	Las Vegas Sands Corp. (a)	476,531
18,754	Starbucks Corp. (a)	455,160
13,126	Wynn Resorts Ltd.	995,344
		1,927,035
	Information Technology Services (6.6%)
3,544	Mastercard, Inc. (Class A)	900,176
36,789	Redecard SA (Brazil)	680,607
3,839	Visa, Inc. (Class A)	349,464
		1,930,247
	Insurance (3.5%)
7,650	Berkshire Hathaway, Inc. (Class B) (a)	621,715
10,988	Loews Corp.	409,633
		1,031,348
	Internet & Catalog Retail (7.2%)
15,580	Amazon.com, Inc. (a)	2,114,673

	Internet Software & Services (15.8%)
1,526	Baidu, Inc. (ADR) (Cayman Islands) (a)	911,022
17,565	eBay, Inc. (a)	473,377
3,462	Google, Inc. (Class A) (a)	1,962,989

9,205	Monster Worldwide, Inc. (a)	$152,895
55,500	Tencent Holdings Ltd. (Cayman Islands) (b)	1,113,681
		4,613,964
	Life Sciences Tools & Services (2.1%)
15,774	Illumina, Inc. (a)	613,609

	Media (0.8%)
6,861	McGraw-Hill Cos., Inc. (The)	244,595

	Multiline Retail (1.2%)
3,275	Sears Holdings Corp. (a)	355,108

	Oil, Gas & Consumable Fuels (4.8%)
7,589	Range Resources Corp.	355,696
22,400	Ultra Petroleum Corp. (Canada) (a)	1,044,512
		1,400,208
	Pharmaceuticals (1.3%)
5,702	Allergan, Inc.	372,455

	Professional Services (2.1%)
7,405	Corporate Executive Board Co. (The)	196,899
303	SGS SA (Registered Shares) (Switzerland)	417,832
		614,731
	Real Estate Management & Development (3.9%)
45,023	Brookfield Asset Management, Inc. (Class A) (Canada)	1,144,485

	Semiconductors & Semiconductor Equipment (0.5%)
8,127	Nvidia Corp. (a)	141,247

	Software (4.7%)
11,438	Adobe Systems, Inc. (a)	404,562
9,260	Salesforce.com, Inc. (a)	689,407
5,342	VMware, Inc. (Class A) (a)	284,729
		1,378,698
	Transportation Infrastructure (1.3%)
105,139	China Merchants Holdings International Co., Ltd. (Hong Kong)	387,285

	Wireless Telecommunication Services (1.6%)
9,343	America Movil SAB de CV (Series L) (ADR) (Mexico)	470,327
	Total Common Stocks (Cost $24,584,926)	29,133,978

	Convertible Preferred Stocks (0.6%)
	Auto-Cars/Light Trucks
54,420	Better Place, LLC (Cost $163,260) (c)(d)	163,260

NUMBER OF SHARES (000)
	Short-Term Investment (e) (0.3%)
	Investment Company
98	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $98,244)		98,244

	Total Investments (Cost $24,846,430) (f)	100.3%	29,395,482
	Liabilities in Excess of Other Assets	(0.3)	(101,822)
	Net Assets	100.0%	$29,293,660

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)

Securities with a total market value equal to $163,260 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)	Illiquid security. Resale is restricted to qualified institutional investors.

(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Common Stocks
Air Freight & Logistics	$876,570	$876,570	—	—
Capital Markets	802,978	802,978	—	—
Chemicals	1,078,228	1,078,228	—	—
Communications Equipment	964,963	964,963	—	—
Computers & Peripherals	2,229,721	2,229,721	—	—
Construction Materials	577,255	577,255	—	—
Consumer Finance	594,515	594,515	—	—
Distributors	875,757	875,757	—	—
Diversified Financial Services	1,624,820	1,624,820	—	—
Electrical Equipment	145,095	145,095	—	—
Health Care Equipment & Supplies	624,061	624,061	—	—
Hotels, Restaurants & Leisure	1,927,035	1,927,035	—	—
Information Technology Services	1,930,247	1,930,247	—	—
Insurance	1,031,348	1,031,348	—	—
Internet & Catalog Retail	2,114,673	2,114,673	—	—
Internet Software & Services	4,613,964	4,613,964	—	—
Life Sciences Tools & Services	613,609	613,609	—	—
Media	244,595	244,595	—	—
Multiline Retail	355,108	355,108	—	—
Oil, Gas & Consumable Fuels	1,400,208	1,400,208	—	—
Pharmaceuticals	372,455	372,455	—	—
Professional Services	614,731	614,731	—	—
Real Estate Management & Development	1,144,485	1,144,485	—	—
Semiconductors & Semiconductor Equipment	141,247	141,247	—	—
Software	1,378,698	1,378,698	—	—
Transportation Infrastructure	387,285	387,285	—	—
Wireless Telecommunication Services	470,327	470,327	—	—
Total Common Stocks	29,133,978	29,133,978	—	—
Convertible Preferred Stocks	163,260	—	—	$163,260
Short-Term Investment - Investment Company	98,244	98,244	—	—
Total	$29,395,482	$29,232,222	—	$163,260

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.  The Fund recognizes transfers between the Levels as of the end of the period.  As of March 31, 2010, securities with a total value of $4,029,643 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	—
Net purchases (sales)	$163,260
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$163,260

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES			VALUE
	Common Stocks (99.4%)
	Air Freight & Logistics (4.8%)
29,832	C.H. Robinson Worldwide, Inc.		$1,666,117
71,096	Expeditors International of Washington, Inc.		2,624,865
			4,290,982
	Chemicals (4.7%)
59,580	Monsanto Co.		4,255,204

	Communications Equipment (5.4%)
83,285	Cisco Systems, Inc. (a)		2,167,909
35,976	Research In Motion Ltd. (Canada) (a)		2,660,425
			4,828,334
	Computers & Peripherals (9.7%)
37,286	Apple, Inc. (a)		8,759,600

	Consumer Finance (3.0%)
64,904	American Express Co.		2,677,939

	Distributors (3.9%)
716,000	Li & Fung Ltd. (Bermuda) (b)		3,522,710

	Diversified Financial Services (9.4%)
517,720	BM&F BOVESPA SA (Brazil)		3,473,107
7,402	CME Group, Inc.		2,339,846
105,137	Leucadia National Corp. (a)		2,608,449
			8,421,402
	Hotels, Restaurants & Leisure (4.2%)
49,315	Wynn Resorts Ltd.		3,739,556

	Information Technology Services (4.8%)
17,088	Mastercard, Inc. (Class A)		4,340,352

	Insurance (2.5%)
27,870	Berkshire Hathaway, Inc. (Class B) (a)		2,264,995

	Internet & Catalog Retail (9.2%)
60,580	Amazon.com, Inc. (a)		8,222,523

	Internet Software & Services (19.9%)
8,183	Baidu, Inc. (ADR) (Cayman Islands) (a)		4,885,251
13,485	Google, Inc. (Class A) (a)		7,646,130
264,300	Tencent Holdings Ltd. (Cayman Islands) (b)		5,303,531
			17,834,912
	Life Sciences Tools & Services (2.7%)
63,405	Illumina, Inc. (a)		2,466,455

	Oil, Gas & Consumable Fuels (6.3%)
121,191	Ultra Petroleum Corp. (Canada) (a)		5,651,136

	Professional Services (0.9%)
29,448	Corporate Executive Board Co. (The)		783,022

	Real Estate Management & Development (4.9%)
175,075	Brookfield Asset Management, Inc. (Class A) (Canada)		4,450,406

	Software (3.1%)
36,868	Salesforce.com, Inc. (a)		2,744,823
	Total Common Stocks (Cost $77,014,402)		89,254,351

	Convertible Preferred Stocks (0.6%)
	Auto-Cars/Light Trucks
166,815	Better PLC, LLC (Cost $500,445)(c)(d)		500,445

NUMBER OF SHARES (000)
	Short-Term Investment (e) (0.8%)
	Investment Company
748	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $747,693)		747,693

	Total Investments (Cost $78,262,540) (f)	100.8%	90,502,489
	Liabilities in Excess of Other Assets	(0.8)	(692,236)
	Net Assets	100.0%	$89,810,253

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)

Securities with a total market value equal to $500,445 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)	Illiquid security. Resale is restricted to qualified institutional investors.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to Portfolio of Investments  • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Common Stocks
Air Freight & Logistics	$4,290,982	$4,290,982	—	—
Chemicals	4,255,204	4,255,204	—	—
Communications Equipment	4,828,334	4,828,334	—	—
Computers & Peripherals	8,759,600	8,759,600	—	—
Consumer Finance	2,677,939	2,677,939	—	—
Distributors	3,522,710	3,522,710	—	—
Diversified Financial Services	8,421,402	8,421,402	—	—
Hotels, Restaurants & Leisure	3,739,556	3,739,556	—	—
Information Technology Services	4,340,352	4,340,352	—	—
Insurance	2,264,995	2,264,995	—	—
Internet & Catalog Retail	8,222,523	8,222,523	—	—
Internet Software & Services	17,834,912	17,834,912	—	—
Life Sciences Tools & Services	2,466,455	2,466,455	—	—
Oil, Gas & Consumable Fuels	5,651,136	5,651,136	—	—
Professional Services	783,022	783,022	—	—
Real Estate Management & Development	4,450,406	4,450,406	—	—
Software	2,744,823	2,744,823	—	—
Total Common Stocks	89,254,351	89,254,351	—	—
Convertible Preferred Stocks	500,445	—	—	$500,445
Short-Term Investment - Investment Company	747,693	747,693	—	—
Total	$90,502,489	$90,002,044	—	$500,445

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, securities with a total value of $12,299,348 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	—
Net purchases (sales)	$500,445
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	500,445

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. (6) Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Capital Opportunities Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.9%)
	Air Freight & Logistics (2.2%)
12,726	Expeditors International of Washington, Inc.	$469,844

	Capital Markets (3.7%)
9,803	Greenhill & Co., Inc.	804,728

	Chemicals (3.5%)
10,681	Monsanto Co.	762,837

	Computers & Peripherals (9.9%)
6,704	Apple, Inc. (a)	1,574,971
20,103	Teradata Corp. (a)	580,775
		2,155,746
	Distributors (3.8%)
166,974	Li & Fung Ltd. (Bermuda) (b)	821,510

	Diversified Financial Services (7.1%)
62,503	BM&F BOVESPA SA (Brazil)	419,299
18,578	Leucadia National Corp. (a)	460,920
18,440	MSCI, Inc. (Class A) (a)	665,684
		1,545,903
	Health Care Technology (2.4%)
14,055	athenahealth, Inc. (a)	513,851

	Hotels, Restaurants & Leisure (7.0%)
20,903	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	819,398
9,132	Wynn Resorts Ltd.	692,479
		1,511,877
	Information Technology Services (6.3%)
3,388	Mastercard, Inc. (Class A)	860,552
27,814	Redecard SA (Brazil)	514,567
		1,375,119
	Internet & Catalog Retail (6.9%)
11,062	Amazon.com, Inc. (a)	1,501,445

	Internet Software & Services (18.1%)
1,823	Baidu, Inc. (ADR) (Cayman Islands) (a)	1,088,331
2,535	Google, Inc. (Class A) (a)	1,437,370
69,300	Tencent Holdings Ltd. (Cayman Islands) (b)	1,390,597
		3,916,298
	Life Sciences Tools & Services (5.2%)
14,973	Illumina, Inc. (a)	582,450
8,457	Techne Corp.	538,626
		1,121,076
	Oil, Gas & Consumable Fuels (5.8%)
10,553	Range Resources Corp.	494,619
16,531	Ultra Petroleum Corp. (Canada) (a)	770,841
		1,265,460
	Professional Services (5.0%)
12,211	CoStar Group, Inc. (a)	507,001
20,407	Verisk Analytics, Inc. (Class A) (a)	575,477
		1,082,478
	Real Estate Management & Development (3.8%)
32,356	Brookfield Asset Management, Inc. (Class A) (Canada)	822,490

	Semiconductors & Semiconductor Equipment (2.0%)
21,693	Tessera Technologies, Inc. (a)	439,934

	Software (3.2%)
9,231	Salesforce.com, Inc. (a)	687,248
	Total Common Stocks (Cost $16,278,418)	20,797,844

Convertible Preferred Stocks (0.5%)
Auto-Cars/Light Trucks
40,264	Better Place, LLC (Cost $120,792) (c)(d)	$120,792

NUMBER OF SHARES (000)
	Short-Term Investment (e) (4.4%)
	Investment Company
956	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $955,925)		955,925

	Total Investments (Cost $17,355,135) (f)	100.8%	21,874,561
	Liabilities in Excess of Other Assets	(0.8)	(179,758)
	Net Assets	100.0%	$21,694,803

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)	Illiquid security. Resale is restricted to qualified institutional investors.
(d)

Securities with a total market value equal to $120,792 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Common Stocks
Air Freight & Logistics	$469,844	$469,844	—	—
Capital Markets	804,728	804,728	—	—
Chemicals	762,837	762,837	—	—
Computers & Peripherals	2,155,746	2,155,746	—	—
Distributors	821,510	821,510	—	—
Diversified Financial Services	1,545,903	1,545,903	—	—
Health Care Technology	513,851	513,851	—	—
Hotels, Restaurants & Leisure	1,511,877	1,511,877	—	—
Information Technology Services	1,375,119	1,375,119	—	—
Internet & Catalog Retail	1,501,445	1,501,445	—	—
Internet Software & Services	3,916,298	3,916,298	—	—
Life Sciences Tools & Services	1,121,076	1,121,076	—	—
Oil, Gas & Consumable Fuels	1,265,460	1,265,460	—	—
Professional Services	1,082,478	1,082,478	—	—
Real Estate Management & Development	822,490	822,490	—	—
Semiconductors & Semiconductor Equipment	439,934	439,934	—	—
Software	687,248	687,248	—	—
Total Common Stocks	20,797,844	20,797,844	—	—
Convertible Preferred Stocks	120,792	—	—	$120,792
Short-Term Investment - Investment Company	955,925	955,925	—	—
Total	$21,874,561	$21,753,769	—	$120,792

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, securities with a total value of $3,145,973 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	—
Net purchases (sales)	$120,792
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$120,792

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Air Freight & Logistics (3.7%)
8,433	C.H. Robinson Worldwide, Inc.	$470,983
17,495	Expeditors International of Washington, Inc.	645,915
		1,116,898
	Biotechnology (1.1%)
14,664	Ironwood Pharmaceuticals, Inc. (144A) (a)(b)(c)(d)	183,153
12,673	Ironwood Pharmaceuticals, Inc. (144A) (a)(b)(d)	158,286
		341,439
	Capital Markets (3.9%)
15,721	Calamos Asset Management, Inc. (Class A)	225,439
6,589	Greenhill & Co., Inc.	540,891
7,711	T. Rowe Price Group, Inc.	423,565
		1,189,895
	Chemicals (4.1%)
11,651	Intrepid Potash, Inc. (d)	353,375
20,708	Nalco Holding Co.	503,826
14,744	Rockwood Holdings, Inc. (d)	392,485
		1,249,686
	Commercial Services & Supplies (0.8%)
14,203	Covanta Holding Corp. (d)	236,622

	Communications Equipment (0.4%)
31,596	Palm, Inc. (d)	118,801

	Computers & Peripherals (2.6%)
27,645	Teradata Corp. (d)	798,664

	Construction Materials (2.2%)
6,368	Martin Marietta Materials, Inc.	532,046
3,986	Texas Industries, Inc.	136,202
		668,248
	Distributors (3.7%)
228,185	Li & Fung Ltd. (Bermuda) (e)	1,122,667

	Diversified Consumer Services (3.1%)
5,769	New Oriental Education & Technology Group (ADR) (Cayman Islands) (d)	493,307
1,924	Strayer Education, Inc.	468,533
		961,840
	Diversified Financial Services (8.3%)
8,850	CIT Group, Inc. (d)	344,796
4,051	IntercontinentalExchange, Inc. (d)	454,441
24,238	Leucadia National Corp. (d)	601,345
6,577	Moody’s Corp.	195,666
25,859	MSCI, Inc. (Class A) (d)	933,510
		2,529,758
	Food Products (1.7%)
9,948	Mead Johnson Nutrition Co.	517,594

	Health Care Equipment & Supplies (3.5%)
12,411	Gen-Probe, Inc. (d)	620,550
1,305	Intuitive Surgical, Inc. (d)	454,310
		1,074,860
	Hotels, Restaurants & Leisure (8.2%)
29,376	Ctrip.com International Ltd. (ADR) (Cayman Islands) (d)	1,151,539
21,313	Las Vegas Sands Corp. (d)	450,770
12,175	Wynn Resorts Ltd.	923,230
		2,525,539
	Household Durables (2.5%)
23,460	Gafisa SA (ADR) (Brazil)	322,340

597	NVR, Inc. (d)	$433,721
		756,061
	Information Technology Services (2.2%)
36,117	Redecard SA (Brazil)	668,175

	Internet & Catalog Retail (4.2%)
4,674	NetFlix, Inc. (d)	344,661
3,720	Priceline.com, Inc. (d)	948,600
		1,293,261
	Internet Software & Services (10.2%)
20,371	Akamai Technologies, Inc. (d)	639,853
225,500	Alibaba.com Ltd. (Cayman Islands) (e)	453,657
2,536	Baidu, Inc. (ADR) (Cayman Islands) (d)	1,513,992
3,279	Equinix, Inc. (d)	319,178
12,731	Monster Worldwide, Inc. (d)	211,462
		3,138,142
	Life Sciences Tools & Services (4.4%)
21,071	Illumina, Inc. (d)	819,662
8,473	Techne Corp.	539,645
		1,359,307
	Media (3.8%)
10,626	Discovery Communications, Inc. Ser C (d)	312,511
31,289	Groupe Aeroplan, Inc. (Canada)	328,093
11,054	Morningstar, Inc. (d)	531,587
		1,172,191
	Multiline Retail (1.1%)
3,114	Sears Holdings Corp. (d)	337,651

	Oil, Gas & Consumable Fuels (6.1%)
8,316	Petrohawk Energy Corp. (d)	168,648
14,678	Range Resources Corp.	687,958
21,352	Ultra Petroleum Corp. (Canada) (d)	995,644
		1,852,250
	Pharmaceuticals (1.2%)
5,596	Allergan, Inc.	365,531

	Professional Services (6.9%)
9,015	Corporate Executive Board Co. (The)	239,709
7,098	IHS, Inc. (Class A) (d)	379,530
30,761	Intertek Group PLC (United Kingdom) (d)	680,590
29,317	Verisk Analytics, Inc. (Class A) (d)	826,740
		2,126,569
	Semiconductors & Semiconductor Equipment (0.4%)
7,803	Nvidia Corp. (d)	135,616

	Software (5.5%)
14,535	Autodesk, Inc. (d)	427,620
7,932	Rovi Corp. (d)	294,515
12,715	Salesforce.com, Inc. (d)	946,632
		1,668,767
	Trading Companies & Distributors (1.6%)
10,374	Fastenal Co.	497,848

	Wireless Telecommunication Services (1.0%)
3,594	Millicom International Cellular SA (Luxembourg)	320,405
	Total Common Stocks (Cost $28,806,163)	30,144,285

	Convertible Preferred Stocks (0.6%)
	Auto - Cars/Light Trucks
56,056	Better Place, LLC (Cost $168,168)(a)(f)	168,168

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (g) (1.7%)
	Investment Company
523	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $522,880)		$522,880

	Total Investments (Cost $29,497,211) (h)	100.7%	30,835,333
	Liabilities in Excess of Other Assets	(0.7)	(205,078)
	Net Assets	100.0%	$30,630,255

ADR	American Depositary Receipt.
(a)

Securities with a total market value equal to $509,607 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(b)	Illiquid security.
(c)	Super voting rights at a ratio of 10:1.
(d)	Non-income producing security.
(e)	Security trades on a Hong Kong exchange.
(f)	Illiquid security. Resale is restricted to qualified institutional investors.
(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Common Stocks
Air Freight & Logistics	$1,116,898	$1,116,898	—	—
Biotechnology	341,439	—	—	$341,439
Capital Markets	1,189,895	1,189,895	—	—
Chemicals	1,249,686	1,249,686	—	—
Commercial Services & Supplies	236,622	236,622	—	—
Communications Equipment	118,801	118,801	—	—
Computers & Peripherals	798,664	798,664	—	—
Construction Materials	668,248	668,248	—	—
Distributors	1,122,667	1,122,667	—	—
Diversified Consumer Services	961,840	961,840	—	—
Diversified Financial Services	2,529,758	2,529,758	—	—
Food Products	517,594	517,594	—	—
Health Care Equipment & Supplies	1,074,860	1,074,860	—	—
Hotels, Restaurants & Leisure	2,525,539	2,525,539	—	—
Household Durables	756,061	756,061	—	—
Information Technology Services	668,175	668,175	—	—
Internet & Catalog Retail	1,293,261	1,293,261	—	—
Internet Software & Services	3,138,142	3,138,142	—	—
Life Sciences Tools & Services	1,359,307	1,359,307	—	—
Media	1,172,191	1,172,191	—	—
Multiline Retail	337,651	337,651	—	—
Oil, Gas & Consumable Fuels	1,852,250	1,852,250	—	—
Pharmaceuticals	365,531	365,531	—	—
Professional Services	2,126,569	2,126,569	—	—
Semiconductors & Semiconductor Equipment	135,616	135,616	—	—
Software	1,668,767	1,668,767	—	—
Trading Companies & Distributors	497,848	497,848	—	—
Wireless Telecommunication Services	320,405	320,405	—	—
Total Common Stocks	30,144,285	29,802,846	—	341,439
Convertible Preferred Stocks	168,168	—	—	168,168
Short-Term Investment - Investment Company	522,880	522,880	—	—
Total	$30,835,333	$30,325,726	—	$509,607

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, securities with a total value of $2,925,089 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	$322,608
Net purchases (sales)	310,739
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(123,740)
Realized gains (losses)	—
Ending Balance	$509,607

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2010	$(123,740)

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day;

(5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2010